UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22540

FQF Trust
(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5
Boston, MA 02110
(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee
230 Congress Street, Floor 5
Boston, MA 02110
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 87.0%
Aerospace & Defense - 0.9%
Esterline Technologies Corp.*	404	$20,943
TransDigm Group, Inc.*	268	21,888
		42,831
Auto Components - 0.9%
BorgWarner, Inc.*	352	21,307
Tenneco, Inc.*	804	20,590
		41,897
Automobiles - 0.4%
Harley-Davidson, Inc.	604	20,735

Beverages - 0.9%
Fortune Brands, Inc.	384	20,767
Hansen Natural Corp.*	248	21,648
		42,415
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.*	340	21,780
Biogen Idec, Inc.*	228	21,238
Cepheid, Inc.*	544	21,123
Cubist Pharmaceuticals, Inc.*	612	21,616
InterMune, Inc.*	1,008	20,362
Pharmasset, Inc.*	280	23,064
Regeneron Pharmaceuticals, Inc.*	364	21,185
		150,368
Capital Markets - 1.7%
Affiliated Managers Group, Inc.*	260	20,293
Ameriprise Financial, Inc.	532	20,940
Franklin Resources, Inc.	216	20,658
Waddell & Reed Financial, Inc., Class A	832	20,808
		82,699
Chemicals - 3.8%
Celanese Corp.	608	19,778
CF Industries Holdings, Inc.	152	18,755
Eastman Chemical Co.	308	21,107
Huntsman Corp.	2,220	21,467
LyondellBasell Industries NV, Class A	820	20,033
Nalco Holding Co.	624	21,828
NewMarket Corp.	140	21,262
Rockwood Holdings, Inc.*	596	20,079
W.R. Grace & Co.*	632	21,046
		185,355
Commercial Banks - 0.9%
Signature Bank/NY*	444	21,192
SVB Financial Group*	564	20,868
		42,060
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc.*	420	21,546

Communications Equipment - 1.8%
Acme Packet, Inc.*	508	21,636
InterDigital, Inc.	440	20,495
Polycom, Inc.*	1,156	21,236
Riverbed Technology, Inc.*	1,064	21,237
		84,604
Construction & Engineering - 0.4%
KBR, Inc.	860	20,322

Consumer Finance - 0.9%
Discover Financial Services	928	21,288
SLM Corp.	1,712	21,315
		42,603
Diversified Consumer Services - 0.8%
Sotheby's	700	19,299
Weight Watchers International, Inc.	368	21,436
		40,735
Diversified Financial Services - 1.3%
Leucadia National Corp.	916	20,775
Moody's Corp.	704	21,437
NASDAQ OMX Group, Inc./The*	908	21,011
		63,223
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.*	14,508	21,617

Electric Utilities - 1.4%
ITC Holdings Corp.	288	22,300
Northeast Utilities	640	21,536
Portland General Electric Co.	916	21,700
		65,536
Electrical Equipment - 1.3%
AMETEK, Inc.	636	20,969
Polypore International, Inc.*	376	21,251
Rockwell Automation, Inc.	380	21,280
		63,500
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.	436	20,684
Arrow Electronics, Inc.*	752	20,890
IPG Photonics Corp.*	468	20,330
Vishay Intertechnology, Inc.*	2,480	20,733
		82,637
Energy Equipment & Services - 3.9%
CARBO Ceramics, Inc.	204	20,916
Complete Production Services, Inc.*	1,068	20,132
Halliburton Co.	676	20,632
Key Energy Services, Inc.*	2,268	21,523
Lufkin Industries, Inc.	388	20,645
National Oilwell Varco, Inc.	412	21,103
Oil States International, Inc.*	412	20,979
Patterson-UTI Energy, Inc.	1,180	20,461
Superior Energy Services, Inc.*	788	20,677
		187,068
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	324	21,160

Food Products - 1.3%
Corn Products International, Inc.	548	21,503
Darling International, Inc.*	1,680	21,151
Green Mountain Coffee Roasters, Inc.*	224	20,819
		63,473
Gas Utilities - 1.3%
National Fuel Gas Co.	428	20,835
Nicor, Inc.	396	21,784
Oneok, Inc.	320	21,133
		63,752
Health Care Equipment & Supplies - 1.3%
Cooper Cos., Inc./The	272	21,529
Kinetic Concepts, Inc.*	328	21,612

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Sirona Dental Systems, Inc.*	512	$21,714
		64,855
Health Care Providers & Services - 3.1%
AMERIGROUP Corp.*	544	21,222
Catalyst Health Solutions, Inc.*	368	21,230
Coventry Health Care, Inc.*	748	21,550
Healthspring, Inc.*	592	21,584
Humana, Inc.	288	20,946
UnitedHealth Group, Inc.	468	21,584
WellCare Health Plans, Inc.*	560	21,269
		149,385
Health Care Technology - 0.4%
athenahealth, Inc.*	344	20,485

Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc.	1,016	21,255
Chipotle Mexican Grill, Inc.*	68	20,600
Las Vegas Sands Corp.*	528	20,243
Penn National Gaming, Inc.*	628	20,906
Six Flags Entertainment Corp.	740	20,513
Starbucks Corp.	572	21,330
Wynn Resorts Ltd.	172	19,794
		144,641
Household Durables - 0.9%
Tempur-Pedic International, Inc.*	404	21,255
Tupperware Brands Corp.	384	20,636
		41,891
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	564	21,466

Insurance - 1.3%
CNO Financial Group, Inc.*	3,896	21,078
Marsh & McLennan Cos., Inc.	808	21,444
Willis Group Holdings plc	632	21,722
		64,244
Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	96	20,758
Netflix, Inc.*	192	21,727
priceline.com, Inc.*	44	19,776
Shutterfly, Inc.*	504	20,755
		83,016
Internet Software & Services - 0.9%
IAC/InterActiveCorp*	544	21,515
Rackspace Hosting, Inc.*	636	21,713
		43,228
IT Services - 3.0%
Accenture plc, Class A	400	21,072
Alliance Data Systems Corp.*	232	21,506
Gartner, Inc.*	608	21,201
Mastercard, Inc., Class A	64	20,298
Teradata Corp.*	396	21,198
VeriFone Systems, Inc.*	584	20,452
Wright Express Corp.*	564	21,455
		147,182
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	428	21,387

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.*	672	21,000

Machinery - 5.6%
AGCO Corp.*	608	21,018
Caterpillar, Inc.	288	21,266
Gardner Denver, Inc.	332	21,099
Graco, Inc.	620	21,167
Joy Global, Inc.	332	20,710
Kennametal, Inc.	652	21,346
Manitowoc Co., Inc./The	2,936	19,700
Mueller Industries, Inc.	552	21,302
Nordson Corp.	528	20,983
Robbins & Myers, Inc.	604	20,965
Trinity Industries, Inc.	960	20,554
WABCO Holdings, Inc.*	544	20,596
Wabtec Corp.	392	20,725
		271,431
Marine - 0.9%
Alexander & Baldwin, Inc.	580	21,187
Kirby Corp.*	404	21,267
		42,454
Media - 0.9%
CBS Corp., Class B	1,044	21,277
Liberty Media Corp. - Liberty Capital, Class A*	324	21,423
		42,700
Metals & Mining - 0.9%
Cliffs Natural Resources, Inc.	404	20,672
Molycorp, Inc.*	640	21,037
		41,709
Multiline Retail - 0.4%
Dillard's, Inc., Class A	484	21,044

Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	1,096	21,504
CMS Energy Corp.	1,104	21,848
NiSource, Inc.	1,008	21,551
		64,903
Office Electronics - 0.5%
Zebra Technologies Corp., Class A*	708	21,906

Oil, Gas & Consumable Fuels - 3.5%
Berry Petroleum Co., Class A	584	20,662
Brigham Exploration Co.*	832	21,016
Cabot Oil & Gas Corp.	340	21,049
HollyFrontier Corp.	856	22,444
Rosetta Resources, Inc.*	604	20,669
Spectra Energy Corp.	872	21,390
Tesoro Corp.*	1,080	21,028
World Fuel Services Corp.	652	21,288
		169,546
Personal Products - 0.9%
Estee Lauder Cos., Inc./The, Class A	244	21,433
Herbalife Ltd.	392	21,011
		42,444
Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	772	21,608
Medicis Pharmaceutical Corp., Class A	596	21,742

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Watson Pharmaceuticals, Inc.*	308	$21,021
		64,371
Professional Services - 0.5%
Towers Watson & Co., Class A	364	21,760

Real Estate Investment Trusts (REITs) - 8.7%
Boston Properties, Inc.	236	21,028
Camden Property Trust	384	21,220
CBL & Associates Properties, Inc.	1,816	20,630
Colonial Properties Trust	1,168	21,211
DDR Corp.	1,944	21,189
Douglas Emmett, Inc.	1,232	21,067
Equity Residential	408	21,163
Essex Property Trust, Inc.	176	21,127
Extra Space Storage, Inc.	1,136	21,164
General Growth Properties, Inc.	1,720	20,812
Home Properties, Inc.	376	21,342
Kimco Realty Corp.	1,396	20,982
Macerich Co./The	492	20,974
Post Properties, Inc.	608	21,122
ProLogis, Inc.	860	20,855
Rayonier, Inc.	580	21,338
Simon Property Group, Inc.	192	21,116
SL Green Realty Corp.	356	20,701
Taubman Centers, Inc.	420	21,130
Weyerhaeuser Co.	1,360	21,148
		421,319
Real Estate Management & Development - 1.3%
Brookfield Office Properties, Inc.	1,516	20,875
CB Richard Ellis Group, Inc., Class A*	1,520	20,459
Forest City Enterprises, Inc., Class A*	1,952	20,809
		62,143
Road & Rail - 0.4%
Kansas City Southern*	416	20,783

Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	660	20,810
Atmel Corp.*	2,632	21,240
Cypress Semiconductor Corp.*	1,404	21,018
Fairchild Semiconductor International, Inc.*	1,912	20,650
		83,718
Software - 3.5%
Ariba, Inc.*	760	21,060
Cadence Design Systems, Inc.*	2,284	21,104
Check Point Software Technologies Ltd.*	408	21,526
CommVault Systems, Inc.*	568	21,050
Fortinet, Inc.*	1,304	21,907
Informatica Corp.*	520	21,294
Salesforce.com, Inc.*	180	20,570
TIBCO Software, Inc.*	960	21,495
		170,006
Specialty Retail - 4.3%
Aaron's, Inc.	860	21,715
Abercrombie & Fitch Co., Class A	340	20,930
AutoNation, Inc.*	660	21,635
Buckle, Inc./The	552	21,230
Foot Locker, Inc.	1,020	20,492
Ltd. Brands, Inc.	548	21,103
Sally Beauty Holdings, Inc.*	1,296	21,514
Tiffany & Co.	336	20,436
Tractor Supply Co.	324	20,266
Ulta Salon Cosmetics & Fragrance, Inc.*	328	20,411
		209,732
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	404	20,939
Crocs, Inc.*	856	20,262
Deckers Outdoor Corp.*	228	21,263
Fossil, Inc.*	244	19,779
Ralph Lauren Corp.	156	20,233
Under Armour, Inc., Class A*	308	20,454
		122,930
Water Utilities - 0.5%
American Water Works Co., Inc.	720	21,730

Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc.*	2,412	21,008

Total Common Stocks Held Long
(Cost $4,515,228)		4,210,553

Securities Sold Short - (87.5%)
Aerospace & Defense - (2.7%)
Alliant Techsystems, Inc.	(396)	(21,586)
Boeing Co./The	(348)	(21,058)
Lockheed Martin Corp.	(300)	(21,792)
Raytheon Co.	(528)	(21,579)
Rockwell Collins, Inc.	(408)	(21,526)
Spirit Aerosystems Holdings, Inc., Class A*	(1,308)	(20,863)
		(128,404)
Airlines - (1.3%)
Delta Air Lines, Inc.*	(2,752)	(20,640)
Southwest Airlines Co.	(2,536)	(20,389)
United Continental Holdings, Inc.*	(1,064)	(20,621)
		(61,650)
Automobiles - (0.4%)
Ford Motor Co.*	(2,188)	(21,158)

Beverages - (0.9%)
Dr. Pepper Snapple Group, Inc.	(572)	(22,182)
Molson Coors Brewing Co., Class B	(540)	(21,390)
		(43,572)
Biotechnology - (2.6%)
Amgen, Inc.	(392)	(21,540)
Amylin Pharmaceuticals, Inc.*	(2,316)	(21,377)
Celgene Corp.*	(348)	(21,548)
Dendreon Corp.*	(2,388)	(21,492)
Human Genome Sciences, Inc.*	(1,592)	(20,203)
United Therapeutics Corp.*	(584)	(21,894)
		(128,054)
Building Products - (0.8%)
Lennox International, Inc.	(752)	(19,387)
Masco Corp.	(2,912)	(20,733)
		(40,120)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Capital Markets - (2.6%)
Bank of New York Mellon Corp./The	(1,128)	$(20,969)
Eaton Vance Corp.	(944)	(21,023)
Goldman Sachs Group, Inc./The	(216)	(20,423)
Jefferies Group, Inc.	(1,664)	(20,650)
Morgan Stanley	(1,448)	(19,548)
Northern Trust Corp.	(608)	(21,268)
		(123,881)
Chemicals - (1.3%)
Airgas, Inc.	(332)	(21,188)
Ecolab, Inc.	(444)	(21,707)
Valspar Corp.	(680)	(21,223)
		(64,118)
Commercial Banks - (5.2%)
Bank of Hawaii Corp.	(592)	(21,549)
City National Corp./CA	(552)	(20,843)
Comerica, Inc.	(912)	(20,949)
Fifth Third Bancorp	(2,092)	(21,129)
First Horizon National Corp.	(3,452)	(20,574)
KeyCorp	(3,516)	(20,850)
M&T Bank Corp.	(304)	(21,250)
PNC Financial Services Group, Inc.	(440)	(21,204)
Popular, Inc.*	(14,316)	(21,474)
Regions Financial Corp.	(6,168)	(20,539)
SunTrust Banks, Inc.	(1,168)	(20,965)
Valley National Bancorp	(1,996)	(21,138)
		(252,464)
Commercial Services & Supplies - (1.8%)
Avery Dennison Corp.	(824)	(20,666)
Corrections Corp. of America*	(936)	(21,238)
Pitney Bowes, Inc.	(1,124)	(21,131)
Republic Services, Inc.	(776)	(21,775)
		(84,810)
Communications Equipment - (1.3%)
Cisco Systems, Inc.	(1,380)	(21,376)
Harris Corp.	(616)	(21,049)
Juniper Networks, Inc.*	(1,188)	(20,505)
		(62,930)
Computers & Peripherals - (1.3%)
Hewlett-Packard Co.	(920)	(20,654)
Lexmark International, Inc., Class A*	(780)	(21,083)
SanDisk Corp.*	(536)	(21,628)
		(63,365)
Construction & Engineering - (2.2%)
AECOM Technology Corp.*	(1,204)	(21,275)
Jacobs Engineering Group, Inc.*	(632)	(20,407)
Quanta Services, Inc.*	(1,124)	(21,120)
Shaw Group, Inc./The*	(980)	(21,305)
URS Corp.*	(708)	(20,999)
		(105,106)
Construction Materials - (0.4%)
Martin Marietta Materials, Inc.	(332)	(20,989)

Containers & Packaging - (0.9%)
Owens-Illinois, Inc.*	(1,356)	(20,503)
Sonoco Products Co.	(748)	(21,116)
		(41,619)
Diversified Consumer Services - (1.3%)
Apollo Group, Inc., Class A*	(532)	(21,073)
H&R Block, Inc.	(1,592)	(21,189)
ITT Educational Services, Inc.*	(364)	(20,959)
		(63,221)
Diversified Financial Services - (0.9%)
Bank of America Corp.	(3,448)	(21,102)
Citigroup, Inc.	(812)	(20,803)
		(41,905)
Electric Utilities - (2.7%)
American Electric Power Co., Inc.	(568)	(21,595)
Entergy Corp.	(324)	(21,478)
Exelon Corp.	(504)	(21,476)
Hawaiian Electric Industries, Inc.	(896)	(21,755)
NextEra Energy, Inc.	(400)	(21,608)
PPL Corp.	(756)	(21,576)
		(129,488)
Electrical Equipment - (0.4%)
Regal-Beloit Corp.	(444)	(20,149)

Electronic Equipment, Instruments & Components - (2.2%)
Corning, Inc.	(1,728)	(21,358)
Dolby Laboratories, Inc., Class A*	(764)	(20,964)
Flextronics International Ltd.*	(3,748)	(21,101)
FLIR Systems, Inc.	(836)	(20,942)
Itron, Inc.*	(680)	(20,060)
		(104,425)
Energy Equipment & Services - (0.4%)
Noble Corp.*	(720)	(21,132)

Food & Staples Retailing - (1.3%)
Safeway, Inc.	(1,288)	(21,420)
Sysco Corp.	(836)	(21,652)
Wal-Mart Stores, Inc.	(420)	(21,798)
		(64,870)
Food Products - (2.3%)
Campbell Soup Co.	(676)	(21,882)
ConAgra Foods, Inc.	(896)	(21,701)
General Mills, Inc.	(560)	(21,543)
Kellogg Co.	(404)	(21,489)
Tyson Foods, Inc., Class A	(1,280)	(22,221)
		(108,836)
Health Care Equipment & Supplies - (3.1%)
Alere, Inc.*	(1,060)	(20,829)
Medtronic, Inc.	(644)	(21,407)
ResMed, Inc.*	(748)	(21,535)
STERIS Corp.	(752)	(22,011)
Teleflex, Inc.	(400)	(21,508)
Thoratec Corp.*	(660)	(21,542)
Zimmer Holdings, Inc.*	(392)	(20,972)
		(149,804)
Health Care Providers & Services - (0.9%)
Community Health Systems, Inc.*	(1,272)	(21,166)
Lincare Holdings, Inc.	(972)	(21,870)
		(43,036)
Hotels, Restaurants & Leisure - (1.3%)
Carnival Corp.	(680)	(20,604)
Hyatt Hotels Corp., Class A*	(672)	(21,081)
Marriott International, Inc., Class A	(760)	(20,702)
		(62,387)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Household Durables - (1.7%)
Newell Rubbermaid, Inc.	(1,832)	$(21,746)
NVR, Inc.*	(32)	(19,327)
Pulte Group, Inc.*	(5,288)	(20,888)
Whirlpool Corp.	(428)	(21,361)
		(83,322)
Household Products - (1.8%)
Clorox Co./The	(324)	(21,491)
Colgate-Palmolive Co.	(244)	(21,638)
Kimberly-Clark Corp.	(304)	(21,587)
Procter & Gamble Co./The	(340)	(21,481)
		(86,197)
Independent Power Producers & Energy Traders - (0.9%)
GenOn Energy, Inc.*	(7,528)	(20,928)
NRG Energy, Inc.*	(1,012)	(21,464)
		(42,392)
Industrial Conglomerates - (0.4%)
3M Co.	(292)	(20,963)

Insurance - (4.4%)
Allstate Corp./The	(892)	(21,132)
American International Group, Inc.*	(956)	(20,984)
Aspen Insurance Holdings Ltd.	(956)	(22,026)
Assurant, Inc.	(604)	(21,623)
Assured Guaranty Ltd.	(1,924)	(21,145)
Axis Capital Holdings Ltd.	(852)	(22,101)
Berkshire Hathaway, Inc., Class B*	(300)	(21,312)
Genworth Financial, Inc., Class A*	(3,648)	(20,940)
Old Republic International Corp.	(2,420)	(21,586)
PartnerRe Ltd.	(408)	(21,326)
		(214,175)
Internet Software & Services - (1.8%)
Akamai Technologies, Inc.*	(1,040)	(20,675)
AOL, Inc.*	(1,784)	(21,408)
WebMD Health Corp.*	(724)	(21,829)
Yahoo!, Inc.*	(1,632)	(21,477)
		(85,389)
IT Services - (1.8%)
Computer Sciences Corp.	(792)	(21,265)
Fidelity National Information Services, Inc.	(880)	(21,402)
Genpact Ltd.*	(1,504)	(21,642)
SAIC, Inc.*	(1,796)	(21,211)
		(85,520)
Leisure Equipment & Products - (0.4%)
Hasbro, Inc.	(640)	(20,870)

Life Sciences Tools & Services - (0.4%)
Life Technologies Corp.*	(560)	(21,521)

Machinery - (1.3%)
Navistar International Corp.*	(652)	(20,942)
Oshkosh Corp.*	(1,328)	(20,903)
PACCAR, Inc.	(612)	(20,698)
		(62,543)
Media - (1.7%)
DreamWorks Animation SKG, Inc., Class A*	(1,152)	(20,943)
Gannett Co., Inc.	(2,216)	(21,119)
Lamar Advertising Co., Class A*	(1,224)	(20,845)
Washington Post Co./The, Class B	(64)	(20,926)
		(83,833)
Metals & Mining - (3.1%)
Compass Minerals International, Inc.	(320)	(21,370)
Newmont Mining Corp.	(348)	(21,889)
Nucor Corp.	(672)	(21,262)
Southern Copper Corp.	(844)	(21,092)
Steel Dynamics, Inc.	(2,120)	(21,030)
Titanium Metals Corp.	(1,412)	(21,152)
United States Steel Corp.	(948)	(20,865)
		(148,660)
Multiline Retail - (1.3%)
Big Lots, Inc.*	(632)	(22,013)
Kohl's Corp.	(444)	(21,800)
Target Corp.	(436)	(21,381)
		(65,194)
Multi-Utilities - (1.8%)
PG&E Corp.	(512)	(21,663)
Public Service Enterprise Group, Inc.	(644)	(21,490)
SCANA Corp.	(536)	(21,681)
Sempra Energy	(424)	(21,836)
		(86,670)
Oil, Gas & Consumable Fuels - (6.9%)
Alpha Natural Resources, Inc.*	(1,168)	(20,662)
Cimarex Energy Co.	(380)	(21,166)
Denbury Resources, Inc.*	(1,824)	(20,976)
Devon Energy Corp.	(376)	(20,845)
Energen Corp.	(504)	(20,609)
EOG Resources, Inc.	(296)	(21,019)
EXCO Resources, Inc.	(1,924)	(20,625)
Forest Oil Corp.*	(1,468)	(21,139)
Murphy Oil Corp.	(480)	(21,197)
Occidental Petroleum Corp.	(288)	(20,592)
QEP Resources, Inc.	(784)	(21,223)
Quicksilver Resources, Inc.*	(2,760)	(20,921)
Southwestern Energy Co.*	(632)	(21,065)
Sunoco, Inc.	(688)	(21,335)
Teekay Corp.	(932)	(21,072)
Ultra Petroleum Corp.*	(768)	(21,289)
		(335,735)
Personal Products - (0.5%)
Avon Products, Inc.	(1,104)	(21,638)

Pharmaceuticals - (1.8%)
Abbott Laboratories	(420)	(21,479)
Hospira, Inc.*	(580)	(21,460)
Merck & Co., Inc.	(668)	(21,850)
Salix Pharmaceuticals Ltd.*	(752)	(22,259)
		(87,048)
Professional Services - (1.3%)
Dun & Bradstreet Corp./The	(348)	(21,318)
Robert Half International, Inc.	(996)	(21,135)
Verisk Analytics, Inc., Class A*	(632)	(21,975)
		(64,428)
Real Estate Investment Trusts (REITs) - (0.9%)
Chimera Investment Corp.	(7,604)	(21,063)
Corporate Office Properties Trust	(976)	(21,257)
		(42,320)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Road & Rail - (0.4%)
Landstar System, Inc.	(540)	$(21,362)

Semiconductors & Semiconductor Equipment - (3.0%)
Advanced Micro Devices, Inc.*	(4,124)	(20,950)
Applied Materials, Inc.	(2,060)	(21,321)
Broadcom Corp., Class A*	(640)	(21,306)
Cree, Inc.*	(796)	(20,680)
Lam Research Corp.*	(568)	(21,573)
Marvell Technology Group Ltd.*	(1,464)	(21,272)
Micron Technology, Inc.*	(3,732)	(18,809)
		(145,911)
Software - (1.3%)
Activision Blizzard, Inc.	(1,828)	(21,753)
Concur Technologies, Inc.*	(564)	(20,992)
Microsoft Corp.	(860)	(21,406)
		(64,151)
Specialty Retail - (2.2%)
American Eagle Outfitters, Inc.	(1,812)	(21,237)
Best Buy Co., Inc.	(896)	(20,877)
Gap, Inc./The	(1,304)	(21,177)
Staples, Inc.	(1,592)	(21,174)
Urban Outfitters, Inc.*	(936)	(20,891)
		(105,356)
Thrifts & Mortgage Finance - (2.2%)
Capitol Federal Financial, Inc.	(2,040)	(21,542)
First Niagara Financial Group, Inc.	(2,292)	(20,972)
Hudson City Bancorp, Inc.	(3,736)	(21,146)
New York Community Bancorp, Inc.	(1,772)	(21,087)
People's United Financial, Inc.	(1,864)	(21,249)
		(105,996)
Trading Companies & Distributors - (0.4%)
Watsco, Inc.	(408)	(20,849)

Wireless Telecommunication Services - (1.3%)
SBA Communications Corp., Class A*	(620)	(21,377)
Sprint Nextel Corp.*	(6,996)	(21,268)
Telephone & Data Systems, Inc.	(988)	(20,995)
		(63,640)
Total Securities Sold Short
(Proceeds Received $4,418,310)		(4,237,176)
Other assets less liabilities — 100.5%		4,869,338
Net Assets — 100.0%		$4,842,715

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $1,053,761.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,050
Aggregate gross unrealized depreciation	(342,355)
Net unrealized depreciation	$(304,305)
Federal income tax cost of investments	$4,514,858

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
					Dow Jones U.S. Thematic Market Neutral
618,126	USD	10/3/2013	Morgan Stanley	0.69%	Momentum Total Return Index	$581,119
				Dow Jones U.S. Thematic Market Neutral
(586,763)	USD	10/3/2013	Morgan Stanley	Momentum Total Return Index	(0.01)%	(565,495)
						$15,624

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 85.4%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	408	$22,240
General Dynamics Corp.	388	22,073
ITT Corp.	520	21,840
L-3 Communications Holdings, Inc.	356	22,061
Northrop Grumman Corp.	424	22,116
Raytheon Co.	548	22,397
Textron, Inc.	1,240	21,874
		154,601
Air Freight & Logistics - 0.4%
FedEx Corp.	324	21,928

Airlines - 1.3%
Alaska Air Group, Inc.*	388	21,840
Southwest Airlines Co.	2,620	21,065
United Continental Holdings, Inc.*	1,100	21,318
		64,223
Auto Components - 0.9%
Lear Corp.	512	21,965
TRW Automotive Holdings Corp.*	672	21,994
		43,959
Automobiles - 0.9%
Ford Motor Co.*	2,260	21,854
General Motors Co.*	1,088	21,956
		43,810
Beverages - 1.3%
Constellation Brands, Inc., Class A*	1,228	22,104
Dr. Pepper Snapple Group, Inc.	592	22,958
Molson Coors Brewing Co., Class B	560	22,181
		67,243
Biotechnology - 0.4%
Amgen, Inc.	404	22,200

Capital Markets - 1.7%
Ameriprise Financial, Inc.	548	21,569
Bank of New York Mellon Corp./The	1,164	21,639
Goldman Sachs Group, Inc./The	224	21,179
State Street Corp.	684	21,998
		86,385
Chemicals - 1.2%
Cabot Corp.	872	21,608
CF Industries Holdings, Inc.	160	19,742
Huntsman Corp.	2,292	22,164
		63,514
Commercial Banks - 2.6%
Fifth Third Bancorp	2,160	21,816
Huntington Bancshares, Inc./OH	4,532	21,754
KeyCorp	3,628	21,514
PNC Financial Services Group, Inc.	452	21,782
Popular, Inc.*	14,784	22,176
Wells Fargo & Co.	904	21,804
		130,846
Commercial Services & Supplies - 1.3%
Corrections Corp. of America*	968	21,964
R.R. Donnelley & Sons Co.	1,544	21,801
Republic Services, Inc.	804	22,560
		66,325
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.*	5,224	22,568
Harris Corp.	636	21,732
		44,300
Computers & Peripherals - 2.1%
Hewlett-Packard Co.	948	21,283
Lexmark International, Inc., Class A*	804	21,732
SanDisk Corp.*	556	22,434
Seagate Technology plc	2,112	21,711
Western Digital Corp.*	844	21,708
		108,868
Construction & Engineering - 0.4%
URS Corp.*	732	21,711

Consumer Finance - 0.4%
Capital One Financial Corp.	548	21,717

Containers & Packaging - 1.3%
Owens-Illinois, Inc.*	1,404	21,229
Rock-Tenn Co., Class A	444	21,614
Sealed Air Corp.	1,296	21,643
		64,486
Diversified Consumer Services - 0.8%
Career Education Corp.*	1,648	21,506
DeVry, Inc.	588	21,733
		43,239
Diversified Financial Services - 1.3%
Citigroup, Inc.	840	21,521
JPMorgan Chase & Co.	720	21,686
NASDAQ OMX Group, Inc./The*	940	21,752
		64,959
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	784	22,360

Electric Utilities - 1.8%
American Electric Power Co., Inc.	588	22,356
Edison International	588	22,491
Entergy Corp.	336	22,273
Portland General Electric Co.	948	22,458
		89,578
Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc.*	776	21,557
Avnet, Inc.*	832	21,699
Corning, Inc.	1,784	22,050
Flextronics International Ltd.*	3,872	21,799
Ingram Micro, Inc., Class A*	1,360	21,937
Itron, Inc.*	700	20,650
Jabil Circuit, Inc.	1,212	21,561
Molex, Inc.	1,040	21,185
TE Connectivity Ltd.	776	21,837
Tech Data Corp.*	504	21,788
Vishay Intertechnology, Inc.*	2,564	21,435
		237,498
Energy Equipment & Services - 1.7%
Helix Energy Solutions Group, Inc.*	1,656	21,694
Nabors Industries Ltd.*	1,724	21,136
Patterson-UTI Energy, Inc.	1,220	21,155
Unit Corp.*	584	21,561
		85,546
See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	660	$22,163
Kroger Co./The	1,016	22,311
Safeway, Inc.	1,328	22,085
SUPERVALU, Inc.	3,248	21,632
		88,191
Food Products - 2.6%
Bunge Ltd.	380	22,150
ConAgra Foods, Inc.	928	22,476
Corn Products International, Inc.	568	22,289
Darling International, Inc.*	1,736	21,856
Dean Foods Co.*	2,472	21,927
Smithfield Foods, Inc.*	1,180	23,010
		133,708
Gas Utilities - 0.4%
UGI Corp.	844	22,172

Health Care Equipment & Supplies - 0.4%
Alere, Inc.*	1,096	21,536

Health Care Providers & Services - 6.1%
Aetna, Inc.	604	21,955
AMERIGROUP Corp.*	560	21,846
CIGNA Corp.	532	22,312
Community Health Systems, Inc.*	1,312	21,832
Coventry Health Care, Inc.*	772	22,241
Humana, Inc.	300	21,819
LifePoint Hospitals, Inc.*	608	22,277
Lincare Holdings, Inc.	1,004	22,590
Omnicare, Inc.	868	22,073
Tenet Healthcare Corp.*	5,320	21,972
UnitedHealth Group, Inc.	484	22,322
Universal Health Services, Inc., Class B	648	22,032
WellCare Health Plans, Inc.*	580	22,029
WellPoint, Inc.	344	22,456
		309,756
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	704	21,331
Royal Caribbean Cruises Ltd.	1,008	21,813
		43,144
Household Durables - 1.3%
Jarden Corp.	776	21,930
Newell Rubbermaid, Inc.	1,892	22,458
Whirlpool Corp.	440	21,960
		66,348
Independent Power Producers & Energy Traders - 1.3%
AES Corp./The*	2,204	21,511
Constellation Energy Group, Inc.	584	22,227
NRG Energy, Inc.*	1,044	22,143
		65,881
Industrial Conglomerates - 0.9%
General Electric Co.	1,424	21,702
Tyco International Ltd.	532	21,679
		43,381
Insurance - 6.8%
ACE Ltd.	364	22,058
American Financial Group, Inc./OH	708	21,998
American International Group, Inc.*	988	21,687
Assurant, Inc.	624	22,339
Assured Guaranty Ltd.	1,988	21,848
CNO Financial Group, Inc.*	4,024	21,770
Hartford Financial Services Group, Inc.	1,320	21,305
HCC Insurance Holdings, Inc.	812	21,965
Lincoln National Corp.	1,372	21,444
MetLife, Inc.	772	21,624
Principal Financial Group, Inc.	944	21,401
Protective Life Corp.	1,396	21,819
Prudential Financial, Inc.	468	21,930
Reinsurance Group of America, Inc.	472	21,688
Torchmark Corp.	632	22,032
Unum Group	1,048	21,966
		348,874
Internet Software & Services - 0.4%
AOL, Inc.*	1,840	22,080

IT Services - 1.3%
CACI International, Inc., Class A*	444	22,173
Computer Sciences Corp.	816	21,910
Fidelity National Information Services, Inc.	912	22,180
		66,263
Machinery - 2.1%
AGCO Corp.*	628	21,710
Harsco Corp.	1,132	21,950
Navistar International Corp.*	676	21,713
Oshkosh Corp.*	1,372	21,595
Stanley Black & Decker, Inc.	436	21,408
		108,376
Media - 1.7%
Comcast Corp., Class A	1,040	21,736
Comcast Corp., Class A Special	1,052	21,766
Gannett Co., Inc.	2,288	21,805
Washington Post Co./The, Class B	68	22,234
		87,541
Metals & Mining - 1.7%
Alcoa, Inc.	2,248	21,513
Cliffs Natural Resources, Inc.	416	21,287
Coeur d'Alene Mines Corp.*	1,036	22,212
Freeport-McMoRan Copper & Gold, Inc.	720	21,924
		86,936
Multiline Retail - 1.3%
Dillard's, Inc., Class A	500	21,740
J.C. Penny Co., Inc.	820	21,960
Macy's, Inc.	828	21,793
		65,493
Multi-Utilities - 2.2%
Ameren Corp.	744	22,149
DTE Energy Co.	456	22,353
MDU Resources Group, Inc.	1,148	22,030
PG&E Corp.	528	22,340
Sempra Energy	440	22,660
		111,532
Office Electronics - 0.4%
Xerox Corp.	3,080	21,468

Oil, Gas & Consumable Fuels - 5.9%
Alpha Natural Resources, Inc.*	1,208	21,370
Apache Corp.	272	21,825

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Arch Coal, Inc.	1,468	$21,403
Chesapeake Energy Corp.	844	21,564
Chevron Corp.	236	21,835
ConocoPhillips	348	22,035
Denbury Resources, Inc.*	1,880	21,620
Devon Energy Corp.	392	21,733
Energen Corp.	524	21,426
Hess Corp.	404	21,194
Marathon Oil Corp.	1,012	21,839
Murphy Oil Corp.	496	21,903
Tesoro Corp.*	1,116	21,729
Valero Energy Corp.	1,216	21,621
		303,097
Paper & Forest Products - 1.3%
Domtar Corp.	316	21,542
International Paper Co.	936	21,762
MeadWestvaco Corp.	876	21,514
		64,818
Pharmaceuticals - 2.2%
Eli Lilly & Co.	604	22,330
Endo Pharmaceuticals Holdings, Inc.*	796	22,280
Forest Laboratories, Inc.*	728	22,415
Merck & Co., Inc.	692	22,635
Pfizer, Inc.	1,256	22,206
		111,866
Professional Services - 0.4%
Towers Watson & Co., Class A	376	22,477

Real Estate Investment Trusts (REITs) - 2.2%
American Capital Agency Corp.	824	22,330
Chimera Investment Corp.	7,852	21,750
Hatteras Financial Corp.	888	22,342
MFA Financial, Inc.	3,196	22,436
Starwood Property Trust, Inc.	1,304	22,377
		111,235
Real Estate Management & Development - 0.4%
Brookfield Office Properties, Inc.	1,564	21,536

Road & Rail - 0.8%
Hertz Global Holdings, Inc.*	2,416	21,502
Ryder System, Inc.	572	21,456
		42,958
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	2,128	22,025
Fairchild Semiconductor International, Inc.*	1,976	21,341
MEMC Electronic Materials, Inc.*	4,212	22,071
Micron Technology, Inc.*	3,852	19,414
Novellus Systems, Inc.*	804	21,917
ON Semiconductor Corp.*	3,052	21,883
Teradyne, Inc.*	2,024	22,284
		150,935
Software - 0.9%
Activision Blizzard, Inc.	1,888	22,467
CA, Inc.	1,128	21,895
		44,362
Specialty Retail - 2.5%
Best Buy Co., Inc.	924	21,529
Foot Locker, Inc.	1,052	21,135
GameStop Corp., Class A*	940	21,714
Lowe's Cos., Inc.	1,128	21,815
Rent-A-Center, Inc.	804	22,070
Staples, Inc.	1,644	21,865
		130,128
Textiles, Apparel & Luxury Goods - 0.4%
Iconix Brand Group, Inc.*	1,360	21,488

Thrifts & Mortgage Finance - 0.4%
First Niagara Financial Group, Inc.	2,368	21,667

Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc.*	2,492	21,705
Telephone & Data Systems, Inc.	1,020	21,675
		43,380
Total Common Stocks Held Long
(Cost $4,594,987)		4,371,923

Securities Sold Short - (85.3%)
Aerospace & Defense - (1.7%)
Boeing Co./The	(360)	(21,784)
Goodrich Corp.	(184)	(22,205)
Precision Castparts Corp.	(140)	(21,764)
TransDigm Group, Inc.*	(276)	(22,541)
		(88,294)
Air Freight & Logistics - (1.3%)
C.H. Robinson Worldwide, Inc.	(328)	(22,458)
Expeditors International of Washington, Inc.	(540)	(21,897)
United Parcel Service, Inc., Class B	(348)	(21,976)
		(66,331)
Auto Components - (0.4%)
Gentex Corp.	(904)	(21,741)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(320)	(22,445)
Hansen Natural Corp.*	(256)	(22,346)
		(44,791)
Biotechnology - (5.2%)
Alexion Pharmaceuticals, Inc.*	(352)	(22,549)
Amylin Pharmaceuticals, Inc.*	(2,392)	(22,078)
BioMarin Pharmaceutical, Inc.*	(712)	(22,692)
Cepheid, Inc.*	(564)	(21,900)
Dendreon Corp.*	(2,468)	(22,212)
Human Genome Sciences, Inc.*	(1,644)	(20,863)
Incyte Corp. Ltd.*	(1,596)	(22,296)
InterMune, Inc.*	(1,040)	(21,008)
Onyx Pharmaceuticals, Inc.*	(720)	(21,607)
Pharmasset, Inc.*	(292)	(24,052)
Seattle Genetics, Inc.*	(1,216)	(23,177)
Vertex Pharmaceuticals, Inc.*	(508)	(22,626)
		(267,060)
Building Products - (0.8%)
A.O. Smith Corp.	(660)	(21,140)
Lennox International, Inc.	(780)	(20,108)
		(41,248)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Capital Markets - (0.4%)
T. Rowe Price Group, Inc.	(452)	$(21,592)

Chemicals - (2.6%)
Ecolab, Inc.	(456)	(22,294)
International Flavors & Fragrances, Inc.	(392)	(22,038)
Intrepid Potash, Inc.*	(832)	(20,692)
Nalco Holding Co.	(644)	(22,527)
Praxair, Inc.	(236)	(22,061)
Sherwin-Williams Co./The	(296)	(21,999)
		(131,611)
Commercial Services & Supplies - (1.7%)
Clean Harbors, Inc.*	(436)	(22,367)
Copart, Inc.*	(568)	(22,220)
Covanta Holding Corp.	(1,488)	(22,602)
Stericycle, Inc.*	(276)	(22,279)
		(89,468)
Communications Equipment - (1.7%)
Acme Packet, Inc.*	(524)	(22,317)
Aruba Networks, Inc.*	(1,040)	(21,747)
InterDigital, Inc.	(452)	(21,054)
Riverbed Technology, Inc.*	(1,096)	(21,876)
		(86,994)
Diversified Consumer Services - (0.4%)
Weight Watchers International, Inc.	(380)	(22,135)

Diversified Financial Services - (0.8%)
Moody's Corp.	(728)	(22,167)
MSCI, Inc., Class A*	(708)	(21,474)
		(43,641)
Electric Utilities - (0.4%)
ITC Holdings Corp.	(296)	(22,919)

Electrical Equipment - (0.4%)
Polypore International, Inc.*	(388)	(21,930)

Electronic Equipment, Instruments & Components - (2.5%)
Amphenol Corp., Class A	(520)	(21,200)
FLIR Systems, Inc.	(864)	(21,643)
IPG Photonics Corp.*	(484)	(21,025)
National Instruments Corp.	(972)	(22,220)
Trimble Navigation Ltd.*	(652)	(21,875)
Universal Display Corp.*	(464)	(22,244)
		(130,207)
Energy Equipment & Services - (3.8%)
Cameron International Corp.*	(516)	(21,435)
CARBO Ceramics, Inc.	(212)	(21,736)
Core Laboratories N.V.	(244)	(21,918)
Dresser-Rand Group, Inc.*	(528)	(21,400)
Dril-Quip, Inc.*	(404)	(21,780)
FMC Technologies, Inc.*	(584)	(21,958)
Lufkin Industries, Inc.	(400)	(21,284)
Oceaneering International, Inc.	(608)	(21,487)
Schlumberger Ltd.	(368)	(21,981)
		(194,979)
Food & Staples Retailing - (0.9%)
United Natural Foods, Inc.*	(592)	(21,928)
Whole Foods Market, Inc.	(336)	(21,944)
		(43,872)
Food Products - (2.1%)
Green Mountain Coffee Roasters, Inc.*	(232)	(21,562)
Hershey Co./The	(380)	(22,511)
Kellogg Co.	(420)	(22,340)
Mead Johnson Nutrition Co.	(316)	(21,750)
Sara Lee Corp.	(1,340)	(21,909)
		(110,072)
Gas Utilities - (1.7%)
National Fuel Gas Co.	(440)	(21,419)
Nicor, Inc.	(408)	(22,444)
Oneok, Inc.	(332)	(21,925)
Questar Corp.	(1,256)	(22,244)
		(88,032)
Health Care Equipment & Supplies - (1.3%)
Edwards Lifesciences Corp.*	(316)	(22,524)
IDEXX Laboratories, Inc.*	(316)	(21,795)
Intuitive Surgical, Inc.*	(60)	(21,857)
		(66,176)
Health Care Providers & Services - (0.9%)
Catalyst Health Solutions, Inc.*	(380)	(21,922)
HMS Holdings Corp.*	(904)	(22,049)
		(43,971)
Health Care Technology - (0.9%)
Cerner Corp.*	(320)	(21,926)
Quality Systems, Inc.	(228)	(22,116)
		(44,042)
Hotels, Restaurants & Leisure - (3.4%)
Bally Technologies, Inc.*	(800)	(21,584)
Chipotle Mexican Grill, Inc.*	(72)	(21,812)
Las Vegas Sands Corp.*	(544)	(20,857)
McDonald's Corp.	(252)	(22,131)
Panera Bread Co., Class A*	(208)	(21,619)
Starbucks Corp.	(592)	(22,076)
Wynn Resorts Ltd.	(180)	(20,714)
Yum! Brands, Inc.	(456)	(22,522)
		(173,315)
Household Durables - (0.4%)
Tempur-Pedic International, Inc.*	(416)	(21,886)

Independent Power Producers & Energy Traders - (0.9%)
Calpine Corp.*	(1,576)	(22,190)
GenOn Energy, Inc.*	(7,772)	(21,606)
		(43,796)
Internet & Catalog Retail - (1.7%)
Amazon.com, Inc.*	(100)	(21,623)
Netflix, Inc.*	(196)	(22,179)
priceline.com, Inc.*	(44)	(19,776)
Shutterfly, Inc.*	(520)	(21,414)
		(84,992)
Internet Software & Services - (0.9%)
Rackspace Hosting, Inc.*	(656)	(22,396)
VeriSign, Inc.	(780)	(22,316)
		(44,712)
IT Services - (3.4%)
Accenture plc, Class A	(412)	(21,704)
Automatic Data Processing, Inc.	(468)	(22,066)
Cognizant Technology Solutions Corp., Class A*	(344)	(21,569)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Gartner, Inc.*	(628)	$(21,899)
Mastercard, Inc., Class A	(68)	(21,567)
Paychex, Inc.	(832)	(21,940)
VeriFone Systems, Inc.*	(604)	(21,152)
Visa, Inc., Class A	(256)	(21,944)
		(173,841)
Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(544)	(22,260)
Mettler-Toledo International, Inc.*	(156)	(21,834)
		(44,094)
Machinery - (2.0%)
CLARCOR, Inc.	(532)	(22,014)
Donaldson Co., Inc.	(400)	(21,920)
Graco, Inc.	(640)	(21,850)
Manitowoc Co., Inc./The	(2,024)	(13,581)
Pall Corp.	(512)	(21,709)
		(101,074)
Media - (0.4%)
Liberty Media Corp. - Liberty Capital, Class A*	(332)	(21,952)

Metals & Mining - (2.2%)
Allied Nevada Gold Corp.*	(640)	(22,918)
Carpenter Technology Corp.	(484)	(21,727)
Molycorp, Inc.*	(664)	(21,826)
Royal Gold, Inc.	(348)	(22,293)
Titanium Metals Corp.	(1,460)	(21,871)
		(110,635)
Multiline Retail - (0.4%)
Dollar Tree, Inc.*	(300)	(22,533)

Multi-Utilities - (1.3%)
CenterPoint Energy, Inc.	(1,132)	(22,210)
Dominion Resources, Inc.	(440)	(22,339)
NSTAR	(500)	(22,405)
		(66,954)
Oil, Gas & Consumable Fuels - (3.4%)
Brigham Exploration Co.*	(860)	(21,724)
Cabot Oil & Gas Corp.	(352)	(21,792)
Continental Resources, Inc.*	(444)	(21,476)
EQT Corp.	(404)	(21,558)
McMoRan Exploration Co.*	(2,180)	(21,647)
Patriot Coal Corp.*	(2,436)	(20,609)
Range Resources Corp.	(376)	(21,981)
Rosetta Resources, Inc.*	(624)	(21,353)
		(172,140)
Personal Products - (0.9%)
Estee Lauder Cos., Inc./The, Class A	(252)	(22,136)
Herbalife Ltd.	(404)	(21,654)
		(43,790)
Pharmaceuticals - (0.9%)
Allergan, Inc.	(264)	(21,748)
Perrigo Co.	(228)	(22,141)
		(43,889)
Professional Services - (1.3%)
IHS, Inc., Class A*	(296)	(22,144)
Robert Half International, Inc.	(1,028)	(21,814)
Verisk Analytics, Inc., Class A*	(652)	(22,670)
		(66,628)
Real Estate Investment Trusts (REITs) - (13.7%)
American Campus Communities, Inc.	(592)	(22,028)
Apartment Investment & Management Co., Class A	(988)	(21,855)
AvalonBay Communities, Inc.	(188)	(21,441)
Boston Properties, Inc.	(244)	(21,740)
BRE Properties, Inc.	(524)	(22,186)
Camden Property Trust	(396)	(21,883)
Corporate Office Properties Trust	(1,008)	(21,954)
Digital Realty Trust, Inc.	(408)	(22,505)
Equity Lifestyle Properties, Inc.	(356)	(22,321)
Equity Residential	(420)	(21,786)
Essex Property Trust, Inc.	(180)	(21,607)
Federal Realty Investment Trust	(268)	(22,086)
Highwoods Properties, Inc.	(788)	(22,269)
Home Properties, Inc.	(392)	(22,250)
Kilroy Realty Corp.	(700)	(21,910)
Macerich Co./The	(508)	(21,656)
Mid-America Apartment Communities, Inc.	(364)	(21,920)
Omega Healthcare Investors, Inc.	(1,360)	(21,665)
Plum Creek Timber Co., Inc.	(632)	(21,937)
Post Properties, Inc.	(628)	(21,817)
Public Storage	(196)	(21,825)
Rayonier, Inc.	(600)	(22,074)
Regency Centers Corp.	(616)	(21,763)
Simon Property Group, Inc.	(200)	(21,996)
Tanger Factory Outlet Centers	(848)	(22,057)
Taubman Centers, Inc.	(436)	(21,935)
UDR, Inc.	(992)	(21,963)
Ventas, Inc.	(448)	(22,131)
Vornado Realty Trust	(288)	(21,491)
Washington Real Estate Investment Trust	(788)	(22,206)
Weingarten Realty Investors	(1,024)	(21,678)
Weyerhaeuser Co.	(1,404)	(21,832)
		(701,767)
Road & Rail - (0.4%)
Landstar System, Inc.	(560)	(22,154)

Software - (5.6%)
Ariba, Inc.*	(784)	(21,725)
CommVault Systems, Inc.*	(588)	(21,791)
Concur Technologies, Inc.*	(580)	(21,588)
Electronic Arts, Inc.*	(1,096)	(22,413)
Factset Research Systems, Inc.	(244)	(21,709)
Fortinet, Inc.*	(1,344)	(22,579)
Informatica Corp.*	(536)	(21,949)
QLIK Technologies, Inc.*	(1,004)	(21,747)
Red Hat, Inc.*	(512)	(21,637)
Salesforce.com, Inc.*	(188)	(21,485)
SuccessFactors, Inc.*	(956)	(21,978)
TIBCO Software, Inc.*	(992)	(22,211)
VMware, Inc., Class A*	(272)	(21,863)
		(284,675)
Specialty Retail - (2.5%)
Abercrombie & Fitch Co., Class A	(352)	(21,669)
CarMax, Inc.*	(940)	(22,419)
Sally Beauty Holdings, Inc.*	(1,336)	(22,178)
Tiffany & Co.	(348)	(21,165)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Tractor Supply Co.	(336)	$(21,017)
Ulta Salon Cosmetics & Fragrance, Inc.*	(340)	(21,158)
		(129,606)
Textiles, Apparel & Luxury Goods - (2.9%)
Coach, Inc.	(416)	(21,561)
Crocs, Inc.*	(884)	(20,924)
Deckers Outdoor Corp.*	(232)	(21,637)
Fossil, Inc.*	(252)	(20,427)
NIKE, Inc., Class B	(256)	(21,891)
Ralph Lauren Corp.	(160)	(20,752)
Under Armour, Inc., Class A*	(320)	(21,251)
		(148,443)
Trading Companies & Distributors - (1.3%)
Fastenal Co.	(660)	(21,965)
MSC Industrial Direct Co., Class A	(396)	(22,358)
W.W. Grainger, Inc.	(144)	(21,534)
		(65,857)
Water Utilities - (0.4%)
Aqua America, Inc.	(1,040)	(22,433)

Wireless Telecommunication Services - (1.3%)
American Tower Corp., Class A*	(420)	(22,596)
Crown Castle International Corp.*	(548)	(22,287)
SBA Communications Corp., Class A*	(640)	(22,067)
		(66,950)
Total Securities Sold Short
(Proceeds Received $4,590,891)		(4,369,222)
Other assets less liabilities — 99.9%		5,117,595
Net Assets — 100.0%		$5,120,296

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $2,449,123.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,809
Aggregate gross unrealized depreciation	(250,873)
Net unrealized depreciation	$(223,064)
Federal income tax cost of investments	$4,594,987

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
					Dow Jones U.S. Thematic Market
606,681	USD	10/3/2013	Morgan Stanley	0.69%	Neutral Value Total Return Index	$577,283
				Dow Jones U.S. Thematic Market
(608,729)	USD	10/3/2013	Morgan Stanley	Neutral Value Total Return Index	(0.01)%	(576,763)
						$520

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 88.0%
Aerospace & Defense - 0.9%
Hexcel Corp.*	1,215	$26,925
Textron, Inc.	1,480	26,107
		53,032
Air Freight & Logistics - 0.4%
UTi Worldwide, Inc.	2,000	26,080

Auto Components - 2.2%
Dana Holding Corp.*	2,440	25,620
Gentex Corp.	1,080	25,974
Goodyear Tire & Rubber Co./The*	2,590	26,133
Johnson Controls, Inc.	985	25,974
TRW Automotive Holdings Corp.*	805	26,348
		130,049
Automobiles - 0.9%
Ford Motor Co.*	2,705	26,157
Harley-Davidson, Inc.	745	25,576
		51,733
Biotechnology - 1.3%
Amylin Pharmaceuticals, Inc.*	2,860	26,398
Cepheid, Inc.*	670	26,016
Dendreon Corp.*	2,950	26,550
		78,964
Building Products - 0.4%
Owens Corning*	1,200	26,016

Capital Markets - 4.8%
Affiliated Managers Group, Inc.*	325	25,366
Charles Schwab Corp./The	2,325	26,203
E*Trade Financial Corp.*	2,830	25,781
Eaton Vance Corp.	1,170	26,056
Franklin Resources, Inc.	265	25,345
Invesco Ltd.	1,640	25,436
Legg Mason, Inc.	1,005	25,839
Morgan Stanley	1,790	24,165
Raymond James Financial, Inc.	980	25,441
T. Rowe Price Group, Inc.	540	25,796
Waddell & Reed Financial, Inc., Class A	1,030	25,760
		281,188
Chemicals - 1.7%
Celanese Corp.	750	24,398
Huntsman Corp.	2,745	26,544
Rockwood Holdings, Inc.*	735	24,762
Solutia, Inc.*	1,960	25,186
		100,890
Commercial Banks - 2.2%
CapitalSource, Inc.	4,340	26,648
Huntington Bancshares, Inc./OH	5,420	26,016
Regions Financial Corp.	7,620	25,374
SVB Financial Group*	700	25,900
Zions Bancorp.	1,795	25,256
		129,194
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	1,780	27,038

Communications Equipment - 1.3%
Brocade Communications Systems, Inc.*	6,250	27,000
InterDigital, Inc.	540	25,153
JDS Uniphase Corp.*	2,550	25,424
		77,577
Construction & Engineering - 0.9%
Foster Wheeler AG*	1,425	25,351
KBR, Inc.	1,065	25,166
		50,517
Diversified Consumer Services - 1.3%
Career Education Corp.*	1,970	25,708
Sotheby's	865	23,848
Weight Watchers International, Inc.	455	26,504
		76,060
Diversified Financial Services - 1.8%
Citigroup, Inc.	1,005	25,748
Leucadia National Corp.	1,130	25,628
NASDAQ OMX Group, Inc./The*	1,120	25,917
NYSE Euronext	1,105	25,680
		102,973
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.*	17,925	26,708

Electrical Equipment - 1.8%
General Cable Corp.*	1,105	25,802
GrafTech International Ltd.*	2,000	25,400
Rockwell Automation, Inc.	470	26,320
Thomas & Betts Corp.*	650	25,941
		103,463
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc.*	930	25,835
Dolby Laboratories, Inc., Class A*	945	25,931
Jabil Circuit, Inc.	1,450	25,796
Vishay Intertechnology, Inc.*	3,065	25,623
		103,185
Energy Equipment & Services - 3.9%
CARBO Ceramics, Inc.	250	25,632
Complete Production Services, Inc.*	1,315	24,788
Halliburton Co.	835	25,484
Helix Energy Solutions Group, Inc.*	1,980	25,938
Key Energy Services, Inc.*	2,800	26,572
McDermott International, Inc.*	2,255	24,264
Nabors Industries Ltd.*	2,060	25,256
National Oilwell Varco, Inc.	510	26,122
Oil States International, Inc.*	510	25,969
		230,025
Food Products - 0.4%
Dean Foods Co.*	2,955	26,211

Gas Utilities - 2.2%
AGL Resources, Inc.	660	26,889
Atmos Energy Corp.	820	26,609
National Fuel Gas Co.	525	25,557
Oneok, Inc.	395	26,086
UGI Corp.	1,005	26,401
		131,542
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.	875	26,268
Sirona Dental Systems, Inc.*	635	26,930
		53,198

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Health Care Providers & Services - 5.8%
Aetna, Inc.	725	$26,354
AMERIGROUP Corp.*	670	26,137
Brookdale Senior Living, Inc.*	2,115	26,522
Centene Corp.*	925	26,520
Community Health Systems, Inc.*	1,570	26,125
Coventry Health Care, Inc.*	925	26,649
Health Management Associates, Inc., Class A*	3,805	26,331
HealthSouth Corp.*	1,790	26,725
HMS Holdings Corp.*	1,080	26,341
Medco Health Solutions, Inc.*	560	26,258
Tenet Healthcare Corp.*	6,365	26,287
Universal Health Services, Inc., Class B	775	26,350
WellCare Health Plans, Inc.*	695	26,396
		342,995
Hotels, Restaurants & Leisure - 3.9%
Hyatt Hotels Corp., Class A*	830	26,037
Las Vegas Sands Corp.*	650	24,921
Life Time Fitness, Inc.*	705	25,979
Marriott International, Inc., Class A	940	25,606
MGM Resorts International*	2,725	25,315
Royal Caribbean Cruises Ltd.	1,205	26,076
Starwood Hotels & Resorts Worldwide, Inc.	655	25,427
Wyndham Worldwide Corp.	905	25,802
Wynn Resorts Ltd.	215	24,742
		229,905
Household Durables - 1.3%
Harman International Industries, Inc.	885	25,294
Lennar Corp., Class A	1,900	25,726
Pulte Group, Inc.*	6,535	25,813
		76,833
Independent Power Producers & Energy Traders - 1.8%
AES Corp./The*	2,635	25,718
Calpine Corp.*	1,885	26,541
GenOn Energy, Inc.*	9,300	25,854
NRG Energy, Inc.*	1,250	26,512
		104,625
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	825	26,301

Insurance - 4.9%
Aflac, Inc.	750	26,213
American International Group, Inc.*	1,180	25,901
Assured Guaranty Ltd.	2,380	26,156
CNO Financial Group, Inc.*	4,815	26,049
Genworth Financial, Inc., Class A*	4,510	25,887
Hartford Financial Services Group, Inc.	1,580	25,501
Lincoln National Corp.	1,640	25,633
MBIA, Inc.*	3,580	26,027
Principal Financial Group, Inc.	1,130	25,617
Protective Life Corp.	1,670	26,102
Prudential Financial, Inc.	560	26,242
		285,328
Internet Software & Services - 0.4%
eBay, Inc.*	880	25,951

IT Services - 1.3%
CoreLogic, Inc.*	2,435	25,981
VeriFone Systems, Inc.*	725	25,390
Wright Express Corp.*	695	26,438
		77,809
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,840	25,834

Life Sciences Tools & Services - 0.9%
Illumina, Inc.*	650	26,598
Waters Corp.*	345	26,044
		52,642
Machinery - 7.0%
Actuant Corp., Class A	1,300	25,675
AGCO Corp.*	750	25,927
Cummins, Inc.	310	25,315
Gardner Denver, Inc.	410	26,055
Harsco Corp.	1,355	26,273
Joy Global, Inc.	410	25,576
Kennametal, Inc.	805	26,356
Manitowoc Co., Inc./The	3,625	24,324
Navistar International Corp.*	805	25,857
Nordson Corp.	655	26,030
Oshkosh Corp.*	1,645	25,892
SPX Corp.	560	25,374
Terex Corp.*	2,445	25,086
Timken Co.	810	26,584
Trinity Industries, Inc.	1,185	25,371
WABCO Holdings, Inc.*	675	25,555
		411,250
Media - 1.8%
CBS Corp., Class B	1,290	26,290
Gannett Co., Inc.	2,735	26,065
Interpublic Group of Cos., Inc./The	3,650	26,280
Lamar Advertising Co., Class A*	1,515	25,800
		104,435
Metals & Mining - 1.3%
Cliffs Natural Resources, Inc.	495	25,329
United States Steel Corp.	1,170	25,752
Walter Energy, Inc.	445	26,704
		77,785
Multiline Retail - 1.3%
Nordstrom, Inc.	580	26,494
Saks, Inc.*	2,935	25,681
Sears Holdings Corp.*	470	27,035
		79,210
Multi-Utilities - 0.5%
TECO Energy, Inc.	1,560	26,723

Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc.*	1,445	25,562
Arch Coal, Inc.	1,760	25,661
Berry Petroleum Co., Class A	720	25,474
Brigham Exploration Co.*	1,030	26,018
Cimarex Energy Co.	470	26,179
Patriot Coal Corp.*	2,915	24,661
SandRidge Energy, Inc.*	4,540	25,242
Spectra Energy Corp.	1,075	26,370
Swift Energy Co.*	1,025	24,948
See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Valero Energy Corp.	1,455	$25,870
		255,985
Professional Services - 0.9%
Manpower, Inc.	785	26,392
Robert Half International, Inc.	1,230	26,100
		52,492
Real Estate Investment Trusts (REITs) - 2.2%
CBL & Associates Properties, Inc.	2,245	25,503
DDR Corp.	2,400	26,160
DiamondRock Hospitality Co.	3,745	26,177
Host Hotels & Resorts, Inc.	2,405	26,311
LaSalle Hotel Properties	1,360	26,112
		130,263
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc., Class A*	1,875	25,237
Jones Lang LaSalle, Inc.	485	25,128
		50,365
Road & Rail - 0.9%
Hertz Global Holdings, Inc.*	2,890	25,721
Kansas City Southern*	515	25,729
		51,450
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	5,095	25,883
Altera Corp.	815	25,697
Atmel Corp.*	3,250	26,227
Cypress Semiconductor Corp.*	1,735	25,973
Fairchild Semiconductor International, Inc.*	2,365	25,542
International Rectifier Corp.*	1,410	26,254
MEMC Electronic Materials, Inc.*	5,040	26,410
Micron Technology, Inc.*	4,610	23,234
Netlogic Microsystems, Inc.*	560	26,942
NVIDIA Corp.*	2,065	25,812
ON Semiconductor Corp.*	3,650	26,171
RF Micro Devices, Inc.*	4,085	25,899
Skyworks Solutions, Inc.*	1,415	25,385
Teradyne, Inc.*	2,420	26,644
		362,073
Software - 2.2%
Ariba, Inc.*	940	26,047
Autodesk, Inc.*	920	25,558
Electronic Arts, Inc.*	1,310	26,789
Progress Software Corp.*	1,505	26,413
TIBCO Software, Inc.*	1,185	26,532
		131,339
Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A	420	25,855
CarMax, Inc.*	1,125	26,831
Guess?, Inc.	925	26,353
Signet Jewelers Ltd.*	790	26,702
Tiffany & Co.	415	25,241
		130,982
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	500	25,915
Deckers Outdoor Corp.*	280	26,113
Iconix Brand Group, Inc.*	1,625	25,675
Under Armour, Inc., Class A*	380	25,236
Warnaco Group, Inc./The*	560	25,810
		128,749
Trading Companies & Distributors - 0.4%
WESCO International, Inc.*	760	25,498

Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc.*	2,980	25,956

Total Common Stocks Held Long
(Cost $5,541,664)		5,178,421

Securities Sold Short - (90.0%)
Aerospace & Defense - (3.2%)
Alliant Techsystems, Inc.	(485)	(26,437)
General Dynamics Corp.	(465)	(26,454)
Goodrich Corp.	(220)	(26,549)
L-3 Communications Holdings, Inc.	(425)	(26,337)
Lockheed Martin Corp.	(370)	(26,877)
Raytheon Co.	(655)	(26,770)
Rockwell Collins, Inc.	(505)	(26,644)
		(186,068)
Air Freight & Logistics - (0.5%)
C.H. Robinson Worldwide, Inc.	(395)	(27,046)

Airlines - (0.4%)
Delta Air Lines, Inc.*	(3,400)	(25,500)

Beverages - (0.9%)
Fortune Brands, Inc.	(475)	(25,688)
PepsiCo, Inc.	(430)	(26,617)
		(52,305)
Biotechnology - (2.3%)
Amgen, Inc.	(485)	(26,651)
Celgene Corp.*	(430)	(26,625)
Cubist Pharmaceuticals, Inc.*	(760)	(26,843)
Regeneron Pharmaceuticals, Inc.*	(450)	(26,190)
United Therapeutics Corp.*	(720)	(26,993)
		(133,302)
Chemicals - (4.0%)
Air Products & Chemicals, Inc.	(340)	(25,966)
Airgas, Inc.	(410)	(26,166)
CF Industries Holdings, Inc.	(190)	(23,444)
Ecolab, Inc.	(545)	(26,645)
International Flavors & Fragrances, Inc.	(465)	(26,142)
Olin Corp.	(1,450)	(26,115)
Praxair, Inc.	(280)	(26,175)
Sherwin-Williams Co./The	(350)	(26,012)
Valspar Corp.	(840)	(26,216)
		(232,881)
Commercial Services & Supplies - (3.2%)
Avery Dennison Corp.	(1,020)	(25,582)
Clean Harbors, Inc.*	(520)	(26,676)
Copart, Inc.*	(680)	(26,601)
Iron Mountain, Inc.	(835)	(26,403)
Republic Services, Inc.	(960)	(26,937)
Stericycle, Inc.*	(330)	(26,638)
Waste Connections, Inc.	(805)	(27,225)
		(186,062)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Communications Equipment - (1.3%)
Cisco Systems, Inc.	(1,705)	$(26,410)
Motorola Solutions, Inc.	(635)	(26,607)
Plantronics, Inc.	(920)	(26,174)
		(79,191)
Computers & Peripherals - (0.9%)
Apple, Inc.*	(65)	(24,777)
Lexmark International, Inc., Class A*	(965)	(26,084)
		(50,861)
Containers & Packaging - (1.8%)
Ball Corp.	(855)	(26,522)
Bemis Co., Inc.	(890)	(26,086)
Crown Holdings, Inc.*	(865)	(26,477)
Sonoco Products Co.	(925)	(26,113)
		(105,198)
Diversified Consumer Services - (0.9%)
H&R Block, Inc.	(1,970)	(26,221)
ITT Educational Services, Inc.*	(450)	(25,911)
		(52,132)
Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(935)	(26,666)
Verizon Communications, Inc.	(725)	(26,680)
		(53,346)
Electric Utilities - (3.2%)
American Electric Power Co., Inc.	(700)	(26,614)
DPL, Inc.	(895)	(26,975)
Duke Energy Corp.	(1,340)	(26,786)
ITC Holdings Corp.	(355)	(27,488)
PPL Corp.	(935)	(26,685)
Progress Energy, Inc.	(515)	(26,636)
Southern Co.	(630)	(26,693)
		(187,877)
Electronic Equipment, Instruments & Components - (0.4%)
Ingram Micro, Inc., Class A*	(1,625)	(26,211)

Energy Equipment & Services - (0.9%)
Core Laboratories N.V.	(290)	(26,051)
SEACOR Holdings, Inc.	(330)	(26,469)
		(52,520)
Food & Staples Retailing - (2.7%)
Costco Wholesale Corp.	(325)	(26,689)
CVS Caremark Corp.	(790)	(26,528)
Kroger Co./The	(1,215)	(26,681)
Safeway, Inc.	(1,590)	(26,442)
Sysco Corp.	(1,035)	(26,807)
Wal-Mart Stores, Inc.	(520)	(26,988)
		(160,135)
Food Products - (5.0%)
Campbell Soup Co.	(835)	(27,029)
ConAgra Foods, Inc.	(1,110)	(26,884)
Flowers Foods, Inc.	(1,380)	(26,855)
General Mills, Inc.	(695)	(26,737)
H.J. Heinz Co.	(525)	(26,502)
Hormel Foods Corp.	(995)	(26,885)
Kellogg Co.	(500)	(26,595)
Kraft Foods, Inc., Class A	(785)	(26,360)
McCormick & Co., Inc.	(580)	(26,773)
Ralcorp Holdings, Inc.*	(355)	(27,232)
TreeHouse Foods, Inc.*	(440)	(27,209)
		(295,061)
Health Care Equipment & Supplies - (0.9%)
C.R. Bard, Inc.	(300)	(26,262)
Kinetic Concepts, Inc.*	(405)	(26,685)
		(52,947)
Health Care Providers & Services - (2.7%)
AmerisourceBergen Corp.	(715)	(26,648)
Laboratory Corp. of America Holdings*	(335)	(26,482)
Lincare Holdings, Inc.	(1,200)	(27,000)
McKesson Corp.	(360)	(26,172)
Patterson Cos., Inc.	(925)	(26,482)
Quest Diagnostics, Inc.	(530)	(26,161)
		(158,945)
Health Care Technology - (0.4%)
Cerner Corp.*	(380)	(26,038)

Hotels, Restaurants & Leisure - (0.5%)
McDonald's Corp.	(300)	(26,346)

Household Products - (1.8%)
Church & Dwight Co., Inc.	(605)	(26,741)
Clorox Co./The	(400)	(26,532)
Colgate-Palmolive Co.	(300)	(26,604)
Kimberly-Clark Corp.	(375)	(26,629)
		(106,506)
Industrial Conglomerates - (0.4%)
Tyco International Ltd.	(640)	(26,080)

Insurance - (9.1%)
ACE Ltd.	(435)	(26,361)
Arch Capital Group Ltd.*	(830)	(27,120)
Arthur J. Gallagher & Co.	(1,005)	(26,432)
Aspen Insurance Holdings Ltd.	(1,180)	(27,187)
Axis Capital Holdings Ltd.	(1,050)	(27,237)
Brown & Brown, Inc.	(1,485)	(26,433)
Chubb Corp./The	(445)	(26,696)
Endurance Specialty Holdings Ltd.	(790)	(26,979)
Everest Re Group Ltd.	(340)	(26,989)
Fidelity National Financial, Inc., Class A	(1,745)	(26,489)
First American Financial Corp.	(2,035)	(26,048)
Hanover Insurance Group, Inc./The	(750)	(26,625)
Markel Corp.*	(70)	(24,999)
Old Republic International Corp.	(2,990)	(26,671)
ProAssurance Corp.	(370)	(26,647)
RenaissanceRe Holdings Ltd.	(425)	(27,115)
Transatlantic Holdings, Inc.	(550)	(26,686)
Validus Holdings Ltd.	(1,070)	(26,664)
W.R. Berkley Corp.	(915)	(27,166)
Willis Group Holdings plc	(780)	(26,809)
		(533,353)
Internet & Catalog Retail - (0.9%)
Expedia, Inc.	(995)	(25,621)
HSN, Inc.*	(795)	(26,339)
		(51,960)
Internet Software & Services - (2.3%)
AOL, Inc.*	(2,205)	(26,460)
Equinix, Inc.*	(305)	(27,093)
VeriSign, Inc.	(930)	(26,607)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
WebMD Health Corp.*	(895)	$(26,984)
Yahoo!, Inc.*	(2,015)	(26,518)
		(133,662)
IT Services - (6.3%)
Amdocs Ltd.*	(985)	(26,713)
Automatic Data Processing, Inc.	(560)	(26,404)
Broadridge Financial Solutions, Inc.	(1,325)	(26,686)
CACI International, Inc., Class A*	(530)	(26,468)
DST Systems, Inc.	(595)	(26,079)
Fidelity National Information Services, Inc.	(1,090)	(26,509)
Fiserv, Inc.*	(530)	(26,908)
Gartner, Inc.*	(755)	(26,327)
Genpact Ltd.*	(1,860)	(26,765)
Global Payments, Inc.	(665)	(26,859)
International Business Machines Corp.	(150)	(26,255)
Paychex, Inc.	(995)	(26,238)
SAIC, Inc.*	(2,220)	(26,218)
Total System Services, Inc.	(1,570)	(26,580)
		(371,009)
Life Sciences Tools & Services - (0.5%)
Pharmaceutical Product Development, Inc.	(1,030)	(26,430)

Marine - (0.4%)
Kirby Corp.*	(500)	(26,320)

Media - (1.3%)
Cablevision Systems Corp., Class A	(1,620)	(25,483)
Liberty Media Corp. - Liberty Starz, Class A*	(415)	(26,377)
Washington Post Co./The, Class B	(80)	(26,158)
		(78,018)
Metals & Mining - (0.9%)
Newmont Mining Corp.	(430)	(27,047)
Royal Gold, Inc.	(415)	(26,585)
		(53,632)
Multiline Retail - (1.4%)
Dollar Tree, Inc.*	(355)	(26,664)
Family Dollar Stores, Inc.	(530)	(26,956)
Target Corp.	(535)	(26,236)
		(79,856)
Multi-Utilities - (3.2%)
Consolidated Edison, Inc.	(470)	(26,800)
Dominion Resources, Inc.	(525)	(26,654)
MDU Resources Group, Inc.	(1,375)	(26,386)
OGE Energy Corp.	(570)	(27,240)
PG&E Corp.	(630)	(26,655)
Wisconsin Energy Corp.	(855)	(26,753)
Xcel Energy, Inc.	(1,085)	(26,789)
		(187,277)
Oil, Gas & Consumable Fuels - (5.3%)
Bill Barrett Corp.*	(705)	(25,549)
Cabot Oil & Gas Corp.	(420)	(26,002)
Chesapeake Energy Corp.	(1,010)	(25,805)
Chevron Corp.	(285)	(26,368)
ConocoPhillips	(420)	(26,594)
EOG Resources, Inc.	(365)	(25,919)
EXCO Resources, Inc.	(2,380)	(25,514)
Marathon Oil Corp.	(1,210)	(26,112)
Quicksilver Resources, Inc.*	(3,410)	(25,848)
Range Resources Corp.	(450)	(26,307)
Southern Union Co.	(660)	(26,776)
Sunoco, Inc.	(850)	(26,359)
		(313,153)
Pharmaceuticals - (3.6%)
Abbott Laboratories	(520)	(26,593)
Bristol-Myers Squibb Co.	(865)	(27,144)
Eli Lilly & Co.	(725)	(26,803)
Forest Laboratories, Inc.*	(870)	(26,787)
Hospira, Inc.*	(715)	(26,455)
Johnson & Johnson	(420)	(26,758)
Merck & Co., Inc.	(825)	(26,986)
Perrigo Co.	(270)	(26,220)
		(213,746)
Professional Services - (1.4%)
FTI Consulting, Inc.*	(725)	(26,687)
Towers Watson & Co., Class A	(450)	(26,901)
Verisk Analytics, Inc., Class A*	(780)	(27,121)
		(80,709)
Real Estate Investment Trusts (REITs) - (6.7%)
American Campus Communities, Inc.	(710)	(26,419)
Annaly Capital Management, Inc.	(1,620)	(26,941)
AvalonBay Communities, Inc.	(225)	(25,661)
Camden Property Trust	(470)	(25,972)
Chimera Investment Corp.	(9,395)	(26,024)
Equity Lifestyle Properties, Inc.	(425)	(26,647)
Essex Property Trust, Inc.	(215)	(25,809)
Federal Realty Investment Trust	(320)	(26,371)
Hatteras Financial Corp.	(1,065)	(26,795)
Health Care REIT, Inc.	(555)	(25,974)
MFA Financial, Inc.	(3,825)	(26,852)
National Retail Properties, Inc.	(1,000)	(26,870)
Rayonier, Inc.	(720)	(26,489)
Realty Income Corp.	(805)	(25,953)
Senior Housing Properties Trust	(1,220)	(26,279)
		(395,056)
Road & Rail - (0.4%)
J.B. Hunt Transport Services, Inc.	(715)	(25,826)

Semiconductors & Semiconductor Equipment - (0.4%)
Broadcom Corp., Class A*	(790)	(26,299)

Software - (2.2%)
Activision Blizzard, Inc.	(2,255)	(26,835)
ANSYS, Inc.*	(530)	(25,991)
Intuit, Inc.*	(555)	(26,329)
Microsoft Corp.	(1,060)	(26,384)
Synopsys, Inc.*	(1,090)	(26,552)
		(132,091)
Specialty Retail - (2.2%)
Advance Auto Parts, Inc.	(455)	(26,436)
AutoZone, Inc.*	(85)	(27,131)
Best Buy Co., Inc.	(1,110)	(25,863)
GameStop Corp., Class A*	(1,125)	(25,987)
O'Reilly Automotive, Inc.*	(400)	(26,652)
		(132,069)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Thrifts & Mortgage Finance - (0.9%)
Capitol Federal Financial, Inc.	(2,520)	$(26,611)
New York Community Bancorp, Inc.	(2,190)	(26,061)
		(52,672)
Tobacco - (0.9%)
Altria Group, Inc.	(1,020)	(27,346)
Lolliard, Inc.	(245)	(27,122)
		(54,468)
Wireless Telecommunication Services - (0.5%)
SBA Communications Corp., Class A*	(765)	(26,377)

Total Securities Sold Short
(Proceeds Received $5,407,635)		(5,296,541)
Other assets less liabilities — 102.0%		6,002,679
Net Assets — 100.0%		$5,884,559

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $2,337,053.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,643
Aggregate gross unrealized depreciation	(407,716)
Net unrealized depreciation	$(379,073)
Federal income tax cost of investments	$5,557,494

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
					Dow Jones U.S. Thematic Market
634,271	USD	10/3/2013	Morgan Stanley	0.69%	Neutral Beta Total Return Index	$585,712
				Dow Jones U.S. Thematic Market
(525,761)	USD	10/3/2013	Morgan Stanley	Neutral Beta Total Return Index	(0.01)%	(513,715)
						$71,997

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 87.2%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	495	$26,982
Esterline Technologies Corp.*	510	26,438
Hexcel Corp.*	1,235	27,368
		80,788
Airlines - 0.4%
Alaska Air Group, Inc.*	475	26,738

Auto Components - 1.3%
Dana Holding Corp.*	2,490	26,145
Tenneco, Inc.*	1,010	25,866
Visteon Corp.*	625	26,875
		78,886
Biotechnology - 3.1%
Cepheid, Inc.*	685	26,598
Cubist Pharmaceuticals, Inc.*	775	27,373
Incyte Corp. Ltd.*	1,945	27,172
InterMune, Inc.*	1,270	25,654
Myriad Genetics, Inc.*	1,480	27,735
Onyx Pharmaceuticals, Inc.*	880	26,409
Seattle Genetics, Inc.*	1,485	28,304
		189,245
Building Products - 0.8%
A.O. Smith Corp.	805	25,784
Lennox International, Inc.	950	24,491
		50,275
Capital Markets - 0.9%
Federated Investors, Inc., Class B	1,505	26,383
Stifel Financial Corp.*	985	26,161
		52,544
Chemicals - 3.0%
Cabot Corp.	1,065	26,391
Cytec Industries, Inc.	765	26,882
Intrepid Potash, Inc.*	1,015	25,243
NewMarket Corp.	175	26,577
RPM International, Inc.	1,465	27,395
Scotts Miracle-Gro Co./The, Class A	610	27,206
Solutia, Inc.*	1,995	25,636
		185,330
Commercial Banks - 4.3%
Associated Banc-Corp	2,870	26,691
Bank of Hawaii Corp.	745	27,118
CapitalSource, Inc.	4,430	27,200
First Horizon National Corp.	4,350	25,926
Fulton Financial Corp.	3,405	26,048
Popular, Inc.*	18,035	27,052
Prosperity Bancshares, Inc.	810	26,471
Signature Bank/NY*	560	26,729
TCF Financial Corp.	2,800	25,648
Valley National Bancorp	2,515	26,634
		265,517
Commercial Services & Supplies - 1.3%
Copart, Inc.*	695	27,188
Corrections Corp. of America*	1,180	26,774
Covanta Holding Corp.	1,815	27,570
		81,532
Communications Equipment - 1.3%
ADTRAN, Inc.	1,010	26,725
Aruba Networks, Inc.*	1,270	26,556
Brocade Communications Systems, Inc.*	6,370	27,518
		80,799
Computers & Peripherals - 0.9%
Diebold, Inc.	975	26,822
Lexmark International, Inc., Class A*	980	26,490
		53,312
Construction & Engineering - 0.9%
EMCOR Group, Inc.*	1,335	27,140
Shaw Group, Inc./The*	1,235	26,849
		53,989
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc.*	460	26,487
Sotheby's	880	24,261
		50,748
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc.*	18,275	27,230
tw telecom, inc.*	1,630	26,927
		54,157
Electric Utilities - 1.8%
Cleco Corp.	790	26,971
Great Plains Energy, Inc.	1,395	26,924
Portland General Electric Co.	1,155	27,362
Westar Energy, Inc.	1,025	27,080
		108,337
Electrical Equipment - 2.2%
Acuity Brands, Inc.	740	26,670
General Cable Corp.*	1,130	26,385
Polypore International, Inc.*	475	26,847
Regal-Beloit Corp.	560	25,413
Thomas & Betts Corp.*	660	26,341
		131,656
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.	550	26,092
Tech Data Corp.*	615	26,587
Universal Display Corp.*	565	27,086
Vishay Intertechnology, Inc.*	3,125	26,125
		105,890
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc.*	795	27,316
Complete Production Services, Inc.*	1,345	25,353
Dril-Quip, Inc.*	490	26,416
Helix Energy Solutions Group, Inc.*	2,020	26,462
Key Energy Services, Inc.*	2,860	27,141
Lufkin Industries, Inc.	485	25,807
SEACOR Holdings, Inc.	335	26,870
Superior Energy Services, Inc.*	990	25,978
Tidewater, Inc.	640	26,912
Unit Corp.*	715	26,398
		264,653
Food & Staples Retailing - 0.9%
SUPERVALU, Inc.	3,965	26,407
United Natural Foods, Inc.*	725	26,854
		53,261
Food Products - 1.8%
Darling International, Inc.*	2,120	26,691
Dean Foods Co.*	3,015	26,743
Flowers Foods, Inc.	1,405	27,341

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
TreeHouse Foods, Inc.*	450	$27,828
		108,603
Gas Utilities - 1.3%
AGL Resources, Inc.	675	27,499
Atmos Energy Corp.	835	27,096
Nicor, Inc.	500	27,505
		82,100
Health Care Equipment & Supplies - 1.3%
Hill-Rom Holdings, Inc.	890	26,718
STERIS Corp.	945	27,660
Thoratec Corp.*	830	27,091
		81,469
Health Care Providers & Services - 3.1%
Community Health Systems, Inc.*	1,600	26,624
HealthSouth Corp.*	1,825	27,247
HMS Holdings Corp.*	1,100	26,829
LifePoint Hospitals, Inc.*	740	27,114
Lincare Holdings, Inc.	1,225	27,563
Owens & Minor, Inc.	955	27,198
WellCare Health Plans, Inc.*	705	26,776
		189,351
Health Care Technology - 0.9%
athenahealth, Inc.*	435	25,904
Quality Systems, Inc.	280	27,160
		53,064
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	1,280	26,778
Six Flags Entertainment Corp.	930	25,780
Wendy's Co./The	5,745	26,369
		78,927
Household Durables - 1.7%
Harman International Industries, Inc.	900	25,722
Jarden Corp.	945	26,706
Leggett & Platt, Inc.	1,340	26,518
Pulte Group, Inc.*	6,665	26,327
		105,273
Independent Power Producers & Energy Traders - 0.4%
GenOn Energy, Inc.*	9,480	26,354

Insurance - 2.7%
Allied World Assurance Co. Holdings	525	28,198
Aspen Insurance Holdings Ltd.	1,205	27,763
CNO Financial Group, Inc.*	4,910	26,563
MBIA, Inc.*	3,650	26,535
ProAssurance Corp.	380	27,368
Protective Life Corp.	1,705	26,649
		163,076
Internet & Catalog Retail - 0.9%
HSN, Inc.*	810	26,835
Shutterfly, Inc.*	635	26,150
		52,985
Internet Software & Services - 0.9%
AOL, Inc.*	2,245	26,940
WebMD Health Corp.*	910	27,437
		54,377
IT Services - 1.8%
CACI International, Inc., Class A*	540	26,968
DST Systems, Inc.	605	26,517
Jack Henry & Associates, Inc.	945	27,386
Wright Express Corp.*	710	27,008
		107,879
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,880	26,395

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc.*	940	26,903

Machinery - 3.0%
CLARCOR, Inc.	650	26,897
Harsco Corp.	1,380	26,758
Manitowoc Co., Inc./The	3,695	24,793
Oshkosh Corp.*	1,675	26,365
Robbins & Myers, Inc.	760	26,380
Terex Corp.*	2,495	25,599
Trinity Industries, Inc.	1,205	25,799
		182,591
Marine - 0.4%
Alexander & Baldwin, Inc.	735	26,850

Media - 3.1%
AMC Networks, Inc., Class A*	830	26,519
DreamWorks Animation SKG, Inc., Class A*	1,450	26,361
Gannett Co., Inc.	2,790	26,589
Lamar Advertising Co., Class A*	1,545	26,311
Live Nation Entertainment, Inc.*	3,360	26,914
Regal Entertainment Group, Class A	2,285	26,826
Washington Post Co./The, Class B	85	27,792
		187,312
Metals & Mining - 1.8%
Carpenter Technology Corp.	590	26,485
Coeur d'Alene Mines Corp.*	1,265	27,122
Compass Minerals International, Inc.	405	27,046
Hecla Mining Co.*	5,035	26,987
		107,640
Multiline Retail - 0.9%
Big Lots, Inc.*	795	27,690
Dillard's, Inc., Class A	610	26,523
		54,213
Multi-Utilities - 0.5%
Vectren Corp.	1,010	27,351

Office Electronics - 0.5%
Zebra Technologies Corp., Class A*	890	27,537

Oil, Gas & Consumable Fuels - 3.0%
Berry Petroleum Co., Class A	735	26,004
Bill Barrett Corp.*	720	26,093
Forest Oil Corp.*	1,850	26,640
McMoRan Exploration Co.*	2,660	26,414
Quicksilver Resources, Inc.*	3,480	26,378
Rosetta Resources, Inc.*	760	26,007
Teekay Corp.	1,175	26,567
		184,103
Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	665	26,946

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Pharmaceuticals - 0.5%
Salix Pharmaceuticals Ltd.*	945	$27,972

Real Estate Investment Trusts (REITs) - 7.5%
BioMed Realty Trust, Inc.	1,625	26,926
Colonial Properties Trust	1,470	26,695
Corporate Office Properties Trust	1,230	26,789
Douglas Emmett, Inc.	1,555	26,591
Entertainment Properties Trust	695	27,091
Equity Lifestyle Properties, Inc.	435	27,275
Extra Space Storage, Inc.	1,435	26,734
Hatteras Financial Corp.	1,085	27,299
Highwoods Properties, Inc.	960	27,130
Kilroy Realty Corp.	855	26,762
LaSalle Hotel Properties	1,390	26,688
National Retail Properties, Inc.	1,020	27,407
Omega Healthcare Investors, Inc.	1,660	26,444
Post Properties, Inc.	765	26,576
Starwood Property Trust, Inc.	1,590	27,284
Tanger Factory Outlet Centers	1,035	26,920
Washington Real Estate Investment Trust	960	27,053
		457,664
Real Estate Management & Development - 0.4%
Howard Hughes Corp./The*	620	26,102

Road & Rail - 1.7%
Con-way, Inc.	1,165	25,781
Genesee & Wyoming, Inc., Class A*	575	26,749
Landstar System, Inc.	680	26,901
Old Dominion Freight Line, Inc.*	935	27,087
		106,518
Semiconductors & Semiconductor Equipment - 2.6%
Fairchild Semiconductor International, Inc.*	2,410	26,028
International Rectifier Corp.*	1,435	26,720
Netlogic Microsystems, Inc.*	570	27,423
Novellus Systems, Inc.*	980	26,715
RF Micro Devices, Inc.*	4,165	26,406
Teradyne, Inc.*	2,470	27,194
		160,486
Software - 2.6%
Cadence Design Systems, Inc.*	2,880	26,611
Compuware Corp.*	3,445	26,389
Concur Technologies, Inc.*	710	26,426
Parametric Technology Corp.*	1,730	26,607
QLIK Technologies, Inc.*	1,225	26,534
SuccessFactors, Inc.*	1,165	26,783
		159,350
Specialty Retail - 2.6%
Aaron's, Inc.	1,080	27,270
American Eagle Outfitters, Inc.	2,280	26,722
Ascena Retail Group, Inc.*	990	26,799
Buckle, Inc./The	695	26,730
Chico's FAS, Inc.	2,345	26,803
Sally Beauty Holdings, Inc.*	1,630	27,058
		161,382
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.*	870	26,570
Crocs, Inc.*	1,075	25,445
Hanesbrands, Inc.*	1,075	26,886
Warnaco Group, Inc./The*	570	26,271
Wolverine World Wide, Inc.	780	25,935
		131,107
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,570	27,139

Trading Companies & Distributors - 1.3%
GATX Corp.	855	26,496
Watsco, Inc.	515	26,317
WESCO International, Inc.*	775	26,001
		78,814
Water Utilities - 0.5%
Aqua America, Inc.	1,270	27,394

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	1,245	26,456

Total Common Stocks Held Long
(Cost $5,670,707)		5,339,340

Securities Sold Short - (87.1%)
Aerospace & Defense - (4.0%)
Boeing Co./The	(440)	(26,624)
General Dynamics Corp.	(470)	(26,738)
Goodrich Corp.	(225)	(27,153)
Honeywell International, Inc.	(610)	(26,785)
Lockheed Martin Corp.	(380)	(27,603)
Northrop Grumman Corp.	(515)	(26,863)
Precision Castparts Corp.	(170)	(26,428)
Raytheon Co.	(665)	(27,179)
United Technologies Corp.	(380)	(26,737)
		(242,110)
Air Freight & Logistics - (1.3%)
C.H. Robinson Worldwide, Inc.	(400)	(27,388)
FedEx Corp.	(395)	(26,733)
United Parcel Service, Inc., Class B	(425)	(26,839)
		(80,960)
Auto Components - (0.4%)
Johnson Controls, Inc.	(1,005)	(26,502)

Automobiles - (0.9%)
Ford Motor Co.*	(2,755)	(26,641)
General Motors Co.*	(1,325)	(26,738)
		(53,379)
Beverages - (0.9%)
Coca-Cola Co./The	(395)	(26,686)
PepsiCo, Inc.	(440)	(27,236)
		(53,922)
Biotechnology - (1.8%)
Amgen, Inc.	(490)	(26,926)
Biogen Idec, Inc.*	(290)	(27,013)
Celgene Corp.*	(435)	(26,935)
Gilead Sciences, Inc.*	(700)	(27,160)
		(108,034)
See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Capital Markets - (3.0%)
Bank of New York Mellon Corp./The	(1,420)	$(26,398)
BlackRock, Inc.	(180)	(26,642)
Charles Schwab Corp./The	(2,370)	(26,710)
Franklin Resources, Inc.	(270)	(25,823)
Goldman Sachs Group, Inc./The	(275)	(26,001)
Morgan Stanley	(1,825)	(24,637)
State Street Corp.	(830)	(26,693)
		(182,904)
Chemicals - (3.0%)
Air Products & Chemicals, Inc.	(345)	(26,348)
Dow Chemical Co./The	(1,160)	(26,053)
E.I. du Pont de Nemours & Co.	(665)	(26,580)
LyondellBasell Industries NV, Class A	(1,035)	(25,285)
Monsanto Co.	(435)	(26,117)
Mosaic Co./The	(505)	(24,730)
Praxair, Inc.	(285)	(26,642)
		(181,755)
Commercial Banks - (1.7%)
BB&T Corp.	(1,245)	(26,556)
PNC Financial Services Group, Inc.	(550)	(26,504)
U.S. Bancorp	(1,140)	(26,836)
Wells Fargo & Co.	(1,100)	(26,532)
		(106,428)
Commercial Services & Supplies - (0.5%)
Waste Management, Inc.	(850)	(27,676)

Communications Equipment - (1.3%)
Cisco Systems, Inc.	(1,740)	(26,953)
Motorola Solutions, Inc.	(650)	(27,235)
QUALCOMM, Inc.	(550)	(26,746)
		(80,934)
Computers & Peripherals - (2.2%)
Apple, Inc.*	(70)	(26,683)
Dell, Inc.*	(1,855)	(26,248)
EMC Corp.*	(1,290)	(27,077)
Hewlett-Packard Co.	(1,160)	(26,042)
NetApp, Inc.*	(785)	(26,643)
		(132,693)
Construction & Engineering - (0.4%)
Fluor Corp.	(555)	(25,835)

Consumer Finance - (0.9%)
American Express Co.	(590)	(26,491)
Capital One Financial Corp.	(670)	(26,552)
		(53,043)
Diversified Financial Services - (1.7%)
Bank of America Corp.	(4,345)	(26,591)
Citigroup, Inc.	(1,025)	(26,261)
CME Group, Inc.	(105)	(25,872)
JPMorgan Chase & Co.	(875)	(26,355)
		(105,079)
Diversified Telecommunication Services - (1.3%)
AT&T, Inc.	(955)	(27,236)
CenturyLink, Inc.	(815)	(26,993)
Verizon Communications, Inc.	(740)	(27,232)
		(81,461)
Electric Utilities - (3.1%)
American Electric Power Co., Inc.	(715)	(27,184)
Duke Energy Corp.	(1,370)	(27,386)
Exelon Corp.	(635)	(27,057)
FirstEnergy Corp.	(605)	(27,171)
NextEra Energy, Inc.	(505)	(27,280)
PPL Corp.	(955)	(27,256)
Southern Co.	(640)	(27,117)
		(190,451)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(2,180)	(26,945)
TE Connectivity Ltd.	(945)	(26,592)
		(53,537)
Energy Equipment & Services - (1.7%)
Baker Hughes, Inc.	(565)	(26,080)
Halliburton Co.	(855)	(26,095)
National Oilwell Varco, Inc.	(520)	(26,634)
Schlumberger Ltd.	(450)	(26,879)
		(105,688)
Food & Staples Retailing - (1.8%)
Costco Wholesale Corp.	(330)	(27,100)
CVS Caremark Corp.	(805)	(27,032)
Walgreen Co.	(845)	(27,792)
Wal-Mart Stores, Inc.	(530)	(27,507)
		(109,431)
Food Products - (1.8%)
Archer-Daniels-Midland Co.	(1,070)	(26,547)
General Mills, Inc.	(705)	(27,121)
Kellogg Co.	(510)	(27,127)
Kraft Foods, Inc., Class A	(800)	(26,864)
		(107,659)
Health Care Equipment & Supplies - (1.3%)
Baxter International, Inc.	(490)	(27,509)
Covidien plc	(610)	(26,901)
Medtronic, Inc.	(810)	(26,924)
		(81,334)
Health Care Providers & Services - (2.2%)
Express Scripts, Inc.*	(720)	(26,690)
McKesson Corp.	(365)	(26,536)
Medco Health Solutions, Inc.*	(570)	(26,727)
UnitedHealth Group, Inc.	(590)	(27,211)
WellPoint, Inc.	(420)	(27,418)
		(134,582)
Hotels, Restaurants & Leisure - (2.6%)
Carnival Corp.	(860)	(26,058)
Las Vegas Sands Corp.*	(665)	(25,496)
McDonald's Corp.	(310)	(27,224)
Starbucks Corp.	(720)	(26,849)
Wynn Resorts Ltd.	(215)	(24,742)
Yum! Brands, Inc.	(555)	(27,412)
		(157,781)
Household Products - (1.3%)
Colgate-Palmolive Co.	(305)	(27,047)
Kimberly-Clark Corp.	(385)	(27,339)
Procter & Gamble Co./The	(430)	(27,168)
		(81,554)
Industrial Conglomerates - (1.7%)
3M Co.	(370)	(26,562)
Danaher Corp.	(630)	(26,422)
General Electric Co.	(1,740)	(26,518)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Tyco International Ltd.	(650)	$(26,488)
		(105,990)
Insurance - (4.8%)
ACE Ltd.	(445)	(26,967)
Aflac, Inc.	(765)	(26,737)
American International Group, Inc.*	(1,205)	(26,450)
Aon Corp.	(650)	(27,287)
Berkshire Hathaway, Inc., Class B*	(375)	(26,640)
Chubb Corp./The	(455)	(27,296)
Loews Corp.	(780)	(26,949)
Marsh & McLennan Cos., Inc.	(1,015)	(26,938)
MetLife, Inc.	(940)	(26,329)
Prudential Financial, Inc.	(570)	(26,710)
Travelers Cos., Inc./The	(555)	(27,045)
		(295,348)
Internet & Catalog Retail - (0.8%)
Amazon.com, Inc.*	(120)	(25,948)
priceline.com, Inc.*	(55)	(24,720)
		(50,668)
Internet Software & Services - (1.3%)
eBay, Inc.*	(895)	(26,393)
Google, Inc., Class A*	(50)	(25,719)
Yahoo!, Inc.*	(2,055)	(27,044)
		(79,156)
IT Services - (2.6%)
Accenture plc, Class A	(505)	(26,603)
Automatic Data Processing, Inc.	(570)	(26,876)
Cognizant Technology Solutions Corp., Class A*	(420)	(26,334)
International Business Machines Corp.	(150)	(26,254)
Mastercard, Inc., Class A	(80)	(25,373)
Visa, Inc., Class A	(310)	(26,573)
		(158,013)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.*	(845)	(26,406)
Thermo Fisher Scientific, Inc.*	(535)	(27,093)
		(53,499)
Machinery - (3.8%)
Caterpillar, Inc.	(365)	(26,952)
Cummins, Inc.	(315)	(25,723)
Deere & Co.	(405)	(26,151)
Dover Corp.	(575)	(26,795)
Eaton Corp.	(745)	(26,447)
Illinois Tool Works, Inc.	(635)	(26,416)
Ingersoll-Rand plc	(860)	(24,157)
PACCAR, Inc.	(770)	(26,041)
Parker Hannifin Corp.	(420)	(26,515)
		(235,197)
Media - (3.9%)
Comcast Corp., Class A	(1,270)	(26,543)
Comcast Corp., Class A Special	(1,285)	(26,586)
DIRECTV, Class A*	(635)	(26,829)
News Corp., Class A	(1,730)	(26,763)
News Corp., Class B	(1,715)	(26,737)
Time Warner Cable, Inc.	(425)	(26,635)
Time Warner, Inc.	(895)	(26,823)
Viacom, Inc., Class B	(670)	(25,956)
Walt Disney Co./The	(900)	(27,144)
		(240,016)
Metals & Mining - (1.8%)
Alcoa, Inc.	(2,740)	(26,222)
Freeport-McMoRan Copper & Gold, Inc.	(880)	(26,796)
Newmont Mining Corp.	(440)	(27,676)
Southern Copper Corp.	(1,065)	(26,614)
		(107,308)
Multiline Retail - (0.4%)
Target Corp.	(545)	(26,727)

Multi-Utilities - (1.3%)
Dominion Resources, Inc.	(535)	(27,162)
PG&E Corp.	(645)	(27,290)
Public Service Enterprise Group, Inc.	(810)	(27,030)
		(81,482)
Oil, Gas & Consumable Fuels - (6.1%)
Anadarko Petroleum Corp.	(410)	(25,851)
Apache Corp.	(330)	(26,479)
Chesapeake Energy Corp.	(1,030)	(26,316)
Chevron Corp.	(290)	(26,831)
ConocoPhillips	(425)	(26,911)
Devon Energy Corp.	(475)	(26,334)
EOG Resources, Inc.	(370)	(26,274)
Exxon Mobil Corp.	(370)	(26,873)
Hess Corp.	(495)	(25,968)
Kinder Morgan, Inc.	(1,045)	(27,055)
Marathon Oil Corp.	(1,235)	(26,651)
Occidental Petroleum Corp.	(365)	(26,098)
Peabody Energy Corp.	(765)	(25,918)
Spectra Energy Corp.	(1,100)	(26,983)
		(370,542)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(310)	(27,230)

Pharmaceuticals - (3.1%)
Abbott Laboratories	(530)	(27,104)
Allergan, Inc.	(320)	(26,362)
Bristol-Myers Squibb Co.	(885)	(27,771)
Eli Lilly & Co.	(740)	(27,358)
Johnson & Johnson	(430)	(27,395)
Merck & Co., Inc.	(845)	(27,640)
Pfizer, Inc.	(1,535)	(27,139)
		(190,769)
Real Estate Investment Trusts (REITs) - (3.0%)
Boston Properties, Inc.	(295)	(26,285)
Equity Residential	(515)	(26,713)
General Growth Properties, Inc.	(2,170)	(26,257)
ProLogis, Inc.	(1,085)	(26,311)
Public Storage	(240)	(26,724)
Simon Property Group, Inc.	(245)	(26,945)
Vornado Realty Trust	(355)	(26,490)
		(185,725)
Road & Rail - (1.3%)
CSX Corp.	(1,405)	(26,231)
Norfolk Southern Corp.	(430)	(26,239)
Union Pacific Corp.	(320)	(26,134)
		(78,604)
Semiconductors & Semiconductor Equipment - (1.8%)
Applied Materials, Inc.	(2,595)	(26,858)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Size Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Broadcom Corp., Class A*	(805)	$(26,799)
Intel Corp.	(1,240)	(26,449)
Texas Instruments, Inc.	(1,015)	(27,050)
		(107,156)
Software - (2.6%)
Intuit, Inc.*	(565)	(26,804)
Microsoft Corp.	(1,080)	(26,881)
Oracle Corp.	(930)	(26,728)
Salesforce.com, Inc.*	(230)	(26,285)
Symantec Corp.*	(1,630)	(26,569)
VMware, Inc., Class A*	(330)	(26,525)
		(159,792)
Specialty Retail - (1.3%)
Home Depot, Inc.	(815)	(26,789)
Lowe's Cos., Inc.	(1,375)	(26,592)
TJX Cos., Inc.	(495)	(27,458)
		(80,839)
Textiles, Apparel & Luxury Goods - (0.9%)
Coach, Inc.	(510)	(26,433)
NIKE, Inc., Class B	(310)	(26,508)
		(52,941)
Tobacco - (1.3%)
Altria Group, Inc.	(1,040)	(27,882)
Philip Morris International, Inc.	(430)	(26,824)
Reynolds American, Inc.	(740)	(27,735)
		(82,441)
Total Securities Sold Short
(Proceeds Received $5,564,278)		(5,334,175)
Other assets less liabilities — 99.9%		6,119,472
Net Assets — 100.0%		$6,124,637

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $1,287,563.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,421
Aggregate gross unrealized depreciation	(406,009)
Net unrealized depreciation	$(334,588)
Federal income tax cost of investments	$5,673,928

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
					Dow Jones U.S. Thematic Market
740,637	USD	10/3/2013	Morgan Stanley	0.69%	Neutral Total Return Size Index	$702,915
				Dow Jones U.S. Thematic Market
(751,149)	USD	10/3/2013	Morgan Stanley	Neutral Total Return Size Index	(0.01)%	(726,901)
						$(23,986)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 75.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	388	$22,073
Precision Castparts Corp.	140	21,765
Rockwell Collins, Inc.	424	22,370
		66,208
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	332	22,732
Expeditors International of Washington, Inc.	544	22,059
		44,791
Auto Components - 1.1%
Gentex Corp.	908	21,837
Lear Corp.	512	21,965
Visteon Corp.*	512	22,016
		65,818
Automobiles - 0.4%
General Motors Co.*	1,092	22,037

Beverages - 0.8%
Brown-Forman Corp., Class B	324	22,726
Hansen Natural Corp.*	256	22,346
		45,072
Biotechnology - 1.5%
Biogen Idec, Inc.*	240	22,356
Celgene Corp.*	360	22,291
InterMune, Inc.*	1,048	21,170
Myriad Genetics, Inc.*	1,220	22,863
		88,680
Capital Markets - 3.4%
BlackRock, Inc.	148	21,905
Eaton Vance Corp.	980	21,825
Federated Investors, Inc., Class B	1,240	21,737
Franklin Resources, Inc.	224	21,423
Raymond James Financial, Inc.	824	21,391
SEI Investments Co.	1,436	22,086
T. Rowe Price Group, Inc.	456	21,783
TD Ameritrade Holding Corp.	1,508	22,175
Waddell & Reed Financial, Inc., Class A	864	21,609
		195,934
Chemicals - 2.6%
Albemarle Corp.	536	21,654
CF Industries Holdings, Inc.	160	19,743
Ecolab, Inc.	460	22,490
Intrepid Potash, Inc.*	836	20,791
Mosaic Co./The	416	20,372
NewMarket Corp.	144	21,869
Sigma-Aldrich Corp.	356	21,997
		148,916
Commercial Banks - 0.4%
Prosperity Bancshares, Inc.	668	21,830

Communications Equipment - 1.1%
Acme Packet, Inc.*	528	22,487
ADTRAN, Inc.	832	22,015
F5 Networks, Inc.*	304	21,599
		66,101
Computers & Peripherals - 0.7%
Apple, Inc.*	56	21,346
NCR Corp.*	1,300	21,957
		43,303
Construction & Engineering - 0.7%
Foster Wheeler AG*	1,196	21,277
KBR, Inc.	892	21,078
		42,355
Distributors - 0.4%
Genuine Parts Co.	432	21,946

Diversified Consumer Services - 1.1%
Apollo Group, Inc., Class A*	552	21,865
Career Education Corp.*	1,656	21,611
DeVry, Inc.	592	21,880
		65,356
Diversified Financial Services - 1.1%
CME Group, Inc.	88	21,683
IntercontinentalExchange, Inc.*	184	21,760
Leucadia National Corp.	952	21,591
		65,034
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	788	22,474
Windstream Corp.	1,916	22,340
		44,814
Electric Utilities - 1.5%
Cleco Corp.	652	22,259
DPL, Inc.	752	22,665
Entergy Corp.	336	22,274
Exelon Corp.	524	22,328
		89,526
Electrical Equipment - 0.7%
Babcock & Wilcox Co./The*	1,088	21,270
Rockwell Automation, Inc.	392	21,952
		43,222
Electronic Equipment, Instruments & Components - 1.9%
Dolby Laboratories, Inc., Class A*	796	21,842
FLIR Systems, Inc.	868	21,743
IPG Photonics Corp.*	488	21,199
National Instruments Corp.	980	22,403
Vishay Intertechnology, Inc.*	2,576	21,535
		108,722
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc.*	656	22,540
CARBO Ceramics, Inc.	212	21,736
Core Laboratories N.V.	244	21,919
Diamond Offshore Drilling, Inc.	400	21,896
FMC Technologies, Inc.*	584	21,958
Halliburton Co.	704	21,486
Lufkin Industries, Inc.	400	21,284
McDermott International, Inc.*	1,896	20,401
Oceaneering International, Inc.	612	21,628
Schlumberger Ltd.	368	21,981
		216,829
Food Products - 0.4%
Hormel Foods Corp.	836	22,589

Gas Utilities - 1.9%
National Fuel Gas Co.	444	21,614
Nicor, Inc.	412	22,664

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Questar Corp.	1,264	$22,385
UGI Corp.	848	22,277
WGL Holdings, Inc.	568	22,192
		111,132
Health Care Equipment & Supplies - 2.7%
Edwards Lifesciences Corp.*	320	22,810
IDEXX Laboratories, Inc.*	316	21,794
Intuitive Surgical, Inc.*	60	21,857
Masimo Corp.	1,028	22,256
ResMed, Inc.*	776	22,341
Stryker Corp.	468	22,057
Varian Medical Systems, Inc.*	436	22,742
		155,857
Health Care Providers & Services - 1.9%
AMERIGROUP Corp.*	564	22,002
Healthspring, Inc.*	616	22,460
HMS Holdings Corp.*	908	22,146
Mednax, Inc.*	352	22,049
WellCare Health Plans, Inc.*	584	22,180
		110,837
Health Care Technology - 0.4%
Quality Systems, Inc.	232	22,504

Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc.*	72	21,812
Panera Bread Co., Class A*	208	21,620
Starbucks Corp.	592	22,076
		65,508
Household Durables - 0.4%
Garmin Ltd.	712	22,620

Industrial Conglomerates - 0.4%
3M Co.	304	21,824

Insurance - 6.9%
ACE Ltd.	368	22,301
Aflac, Inc.	632	22,088
Allied World Assurance Co. Holdings	432	23,203
American Financial Group, Inc./OH	712	22,122
Arch Capital Group Ltd.*	696	22,742
Brown & Brown, Inc.	1,248	22,214
Chubb Corp./The	372	22,316
Fidelity National Financial, Inc., Class A	1,468	22,284
HCC Insurance Holdings, Inc.	816	22,073
Marsh & McLennan Cos., Inc.	836	22,187
Principal Financial Group, Inc.	948	21,491
ProAssurance Corp.	312	22,470
Progressive Corp./The	1,260	22,378
Reinsurance Group of America, Inc.	476	21,872
Torchmark Corp.	632	22,032
Travelers Cos., Inc./The	456	22,221
Unum Group	1,052	22,050
Validus Holdings Ltd.	900	22,428
		400,472
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	100	21,623
priceline.com, Inc.*	44	19,776
		41,399
IT Services - 2.6%
Accenture plc, Class A	416	21,915
Automatic Data Processing, Inc.	472	22,255
Cognizant Technology Solutions Corp., Class A*	348	21,820
Mastercard, Inc., Class A	68	21,567
Paychex, Inc.	836	22,045
Teradata Corp.*	412	22,054
Visa, Inc., Class A	256	21,944
		153,600
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	444	22,187

Life Sciences Tools & Services - 0.4%
Pharmaceutical Product Development, Inc.	864	22,170

Machinery - 4.1%
CLARCOR, Inc.	536	22,180
Cummins, Inc.	260	21,232
Donaldson Co., Inc.	404	22,139
Flowserve Corp.	288	21,312
Gardner Denver, Inc.	344	21,861
Graco, Inc.	644	21,986
Joy Global, Inc.	344	21,459
Lincoln Electric Holdings, Inc.	744	21,583
Nordson Corp.	548	21,778
Timken Co.	680	22,318
WABCO Holdings, Inc.*	568	21,504
		239,352
Media - 0.8%
DreamWorks Animation SKG, Inc., Class A*	1,196	21,743
Liberty Media Corp. - Liberty Capital, Class A*	336	22,217
		43,960
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	724	22,046
Newmont Mining Corp.	360	22,644
		44,690
Multiline Retail - 0.8%
Big Lots, Inc.*	656	22,848
Dollar Tree, Inc.*	300	22,533
		45,381
Multi-Utilities - 0.8%
Alliant Energy Corp.	584	22,589
Public Service Enterprise Group, Inc.	668	22,291
		44,880
Office Electronics - 0.4%
Zebra Technologies Corp., Class A*	736	22,772

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	240	22,205
Cimarex Energy Co.	396	22,057
Exxon Mobil Corp.	304	22,080
Occidental Petroleum Corp.	300	21,450
Southwestern Energy Co.*	656	21,865
Spectra Energy Corp.	904	22,175
World Fuel Services Corp.	676	22,071
		153,903

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
 September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Paper & Forest Products - 0.8%
AbitibiBowater, Inc.*	1,504	$22,560
Domtar Corp.	316	21,542
		44,102
Personal Products - 0.8%
Herbalife Ltd.	404	21,654
Nu Skin Enterprises, Inc., Class A	548	22,205
		43,859
Pharmaceuticals - 1.2%
Eli Lilly & Co.	608	22,478
Forest Laboratories, Inc.*	732	22,538
Johnson & Johnson	352	22,426
		67,442
Real Estate Investment Trusts (REITs) - 1.1%
Public Storage	200	22,270
Rayonier, Inc.	604	22,221
Weyerhaeuser Co.	1,412	21,957
		66,448
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc.	1,576	21,702
Jones Lang LaSalle, Inc.	408	21,138
		42,840
Road & Rail - 0.8%
Landstar System, Inc.	560	22,154
Werner Enterprises, Inc.	1,056	21,996
		44,150
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	684	21,567
Applied Materials, Inc.	2,140	22,149
Atmel Corp.*	2,732	22,047
Cypress Semiconductor Corp.*	1,456	21,796
First Solar, Inc.*	348	21,997
Hittite Mircrowave Corp.*	456	22,207
Intel Corp.	1,024	21,842
KLA - Tencor Corp.	580	22,203
Lam Research Corp.*	592	22,484
Microchip Technology, Inc.	708	22,026
Teradyne, Inc.*	2,036	22,416
		242,734
Software - 1.9%
BMC Software, Inc.*	568	21,902
Check Point Software Technologies Ltd.*	424	22,370
Factset Research Systems, Inc.	244	21,709
Fortinet, Inc.*	1,352	22,713
Microsoft Corp.	892	22,202
		110,896
Specialty Retail - 4.1%
Ascena Retail Group, Inc.*	816	22,089
Bed Bath & Beyond, Inc.*	380	21,778
Buckle, Inc./The	572	21,999
Chico's FAS, Inc.	1,932	22,083
Guess?, Inc.	780	22,222
Ross Stores, Inc.	288	22,663
TJX Cos., Inc.	408	22,632
Tractor Supply Co.	336	21,017
Ulta Salon Cosmetics & Fragrance, Inc.*	340	21,158
Urban Outfitters, Inc.*	972	21,695
Williams-Sonoma, Inc.	692	21,306
		240,642
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	420	21,769
Crocs, Inc.*	888	21,019
Deckers Outdoor Corp.*	236	22,009
Fossil, Inc.*	252	20,427
NIKE, Inc., Class B	256	21,891
Ralph Lauren Corp.	160	20,752
Wolverine World Wide, Inc.	644	21,413
		149,280
Trading Companies & Distributors - 1.1%
Fastenal Co.	664	22,098
MSC Industrial Direct Co., Class A	396	22,358
W.W. Grainger, Inc.	148	22,132
		66,588
Total Common Stocks Held Long
(Cost $4,592,489)		4,393,112

Securities Sold Short - (75.4%)
Aerospace & Defense - (1.1%)
BE Aerospace, Inc.*	(664)	(21,985)
Spirit Aerosystems Holdings, Inc., Class A*	(1,360)	(21,692)
Textron, Inc.	(1,244)	(21,944)
		(65,621)
Airlines - (0.4%)
Southwest Airlines Co.	(2,632)	(21,161)

Auto Components - (0.7%)
Dana Holding Corp.*	(2,052)	(21,546)
Goodyear Tire & Rubber Co./The*	(2,176)	(21,956)
		(43,502)
Automobiles - (0.4%)
Harley-Davidson, Inc.	(628)	(21,559)

Beverages - (0.4%)
Fortune Brands, Inc.	(396)	(21,416)

Biotechnology - (1.9%)
Amylin Pharmaceuticals, Inc.*	(2,404)	(22,189)
Dendreon Corp.*	(2,480)	(22,320)
Human Genome Sciences, Inc.*	(1,656)	(21,015)
Regeneron Pharmaceuticals, Inc.*	(376)	(21,883)
Vertex Pharmaceuticals, Inc.*	(508)	(22,626)
		(110,033)
Building Products - (0.7%)
Masco Corp.	(3,024)	(21,531)
Owens Corning*	(1,008)	(21,853)
		(43,384)
Capital Markets - (1.1%)
E*Trade Financial Corp.*	(2,376)	(21,645)
Morgan Stanley	(1,504)	(20,304)
Stifel Financial Corp.*	(812)	(21,567)
		(63,516)
Chemicals - (0.7%)
Chemtura Corp.*	(2,136)	(21,424)
Huntsman Corp.	(2,304)	(22,280)
		(43,704)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
 September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Commercial Banks - (1.9%)
Associated Banc-Corp	(2,368)	$(22,022)
BB&T Corp.	(1,028)	(21,927)
CapitalSource, Inc.	(3,648)	(22,399)
CIT Group, Inc.*	(716)	(21,745)
First Horizon National Corp.	(3,584)	(21,361)
		(109,454)
Commercial Services & Supplies - (2.3%)
Covanta Holding Corp.	(1,496)	(22,724)
Iron Mountain, Inc.	(700)	(22,134)
R.R. Donnelley & Sons Co.	(1,552)	(21,914)
Republic Services, Inc.	(808)	(22,673)
Waste Connections, Inc.	(676)	(22,862)
Waste Management, Inc.	(700)	(22,792)
		(135,099)
Communications Equipment - (1.9%)
Aruba Networks, Inc.*	(1,048)	(21,914)
Brocade Communications Systems, Inc.*	(5,252)	(22,688)
JDS Uniphase Corp.*	(2,144)	(21,375)
Motorola Mobility Holdings, Inc.*	(600)	(22,668)
Motorola Solutions, Inc.	(532)	(22,291)
		(110,936)
Computers & Peripherals - (0.8%)
Diebold, Inc.	(804)	(22,118)
Seagate Technology plc	(2,120)	(21,794)
		(43,912)
Construction & Engineering - (0.4%)
Shaw Group, Inc./The*	(1,016)	(22,088)

Construction Materials - (0.4%)
Martin Marietta Materials, Inc.	(344)	(21,748)

Containers & Packaging - (1.1%)
Bemis Co., Inc.	(748)	(21,924)
Owens-Illinois, Inc.*	(1,408)	(21,289)
Rock-Tenn Co., Class A	(448)	(21,808)
		(65,021)
Diversified Financial Services - (0.7%)
Bank of America Corp.	(3,580)	(21,910)
Citigroup, Inc.	(844)	(21,623)
		(43,533)
Electric Utilities - (1.5%)
FirstEnergy Corp.	(500)	(22,455)
Great Plains Energy, Inc.	(1,148)	(22,157)
NV Energy, Inc.	(1,544)	(22,712)
Pepco Holdings, Inc.	(1,188)	(22,477)
		(89,801)
Electrical Equipment - (0.4%)
General Cable Corp.*	(928)	(21,669)

Energy Equipment & Services - (2.2%)
Helix Energy Solutions Group, Inc.*	(1,664)	(21,798)
Key Energy Services, Inc.*	(2,356)	(22,359)
Nabors Industries Ltd.*	(1,732)	(21,234)
Superior Energy Services, Inc.*	(816)	(21,412)
Transocean Ltd.	(456)	(21,769)
Weatherford International Ltd.*	(1,780)	(21,734)
		(130,306)
Food & Staples Retailing - (0.8%)
Casey's General Stores, Inc.	(504)	(21,999)
Safeway, Inc.	(1,336)	(22,218)
		(44,217)
Food Products - (1.9%)
Archer-Daniels-Midland Co.	(880)	(21,833)
Dean Foods Co.*	(2,484)	(22,033)
Kraft Foods, Inc., Class A	(656)	(22,029)
Ralcorp Holdings, Inc.*	(296)	(22,706)
TreeHouse Foods, Inc.*	(368)	(22,757)
		(111,358)
Health Care Equipment & Supplies - (1.1%)
Alere, Inc.*	(1,100)	(21,615)
Hologic, Inc.*	(1,456)	(22,146)
Teleflex, Inc.	(416)	(22,368)
		(66,129)
Health Care Providers & Services - (2.3%)
Brookdale Senior Living, Inc.*	(1,776)	(22,271)
Community Health Systems, Inc.*	(1,320)	(21,965)
LifePoint Hospitals, Inc.*	(612)	(22,424)
Omnicare, Inc.	(872)	(22,175)
Quest Diagnostics, Inc.	(448)	(22,113)
Universal Health Services, Inc., Class B	(652)	(22,168)
		(133,116)
Hotels, Restaurants & Leisure - (3.0%)
Carnival Corp.	(708)	(21,452)
Life Time Fitness, Inc.*	(596)	(21,963)
Penn National Gaming, Inc.*	(652)	(21,705)
Royal Caribbean Cruises Ltd.	(1,012)	(21,900)
Starwood Hotels & Resorts Worldwide, Inc.	(552)	(21,429)
Wendy's Co./The	(4,736)	(21,738)
Wyndham Worldwide Corp.	(760)	(21,668)
Wynn Resorts Ltd.	(180)	(20,714)
		(172,569)
Household Durables - (2.6%)
D.R. Horton, Inc.	(2,408)	(21,768)
Jarden Corp.	(780)	(22,043)
Lennar Corp., Class A	(1,596)	(21,610)
Mohawk Industries, Inc.*	(504)	(21,627)
Pulte Group, Inc.*	(5,492)	(21,693)
Toll Brothers, Inc.*	(1,528)	(22,049)
Whirlpool Corp.	(444)	(22,160)
		(152,950)
Household Products - (0.4%)
Energizer Holdings, Inc.*	(328)	(21,792)

Independent Power Producers & Energy Traders - (1.5%)
AES Corp./The*	(2,216)	(21,628)
Calpine Corp.*	(1,584)	(22,303)
GenOn Energy, Inc.*	(7,812)	(21,717)
NRG Energy, Inc.*	(1,048)	(22,228)
		(87,876)
Industrial Conglomerates - (0.4%)
General Electric Co.	(1,432)	(21,824)

Internet Software & Services - (1.2%)
Equinix, Inc.*	(256)	(22,741)
IAC/InterActiveCorp*	(568)	(22,464)
See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
WebMD Health Corp.*	(752)	$(22,673)
		(67,878)
IT Services - (1.1%)
Computer Sciences Corp.	(820)	(22,017)
Fidelity National Information Services, Inc.	(916)	(22,277)
Fiserv, Inc.*	(444)	(22,542)
		(66,836)
Leisure Equipment & Products - (0.4%)
Brunswick Corp.	(1,548)	(21,734)

Life Sciences Tools & Services - (0.8%)
Charles River Laboratories International, Inc.*	(776)	(22,209)
Life Technologies Corp.*	(584)	(22,443)
		(44,652)
Machinery - (2.6%)
Harsco Corp.	(1,140)	(22,105)
Manitowoc Co., Inc./The	(3,048)	(20,452)
PACCAR, Inc.	(636)	(21,509)
SPX Corp.	(472)	(21,386)
Stanley Black & Decker, Inc.	(440)	(21,604)
Terex Corp.*	(2,056)	(21,095)
Trinity Industries, Inc.	(996)	(21,324)
		(149,475)
Marine - (0.4%)
Alexander & Baldwin, Inc.	(604)	(22,064)

Media - (3.4%)
Charter Communications, Inc., Class A*	(472)	(22,109)
Comcast Corp., Class A	(1,048)	(21,903)
Comcast Corp., Class A Special	(1,060)	(21,931)
Lamar Advertising Co., Class A*	(1,272)	(21,662)
Liberty Global, Inc.*	(640)	(22,150)
Liberty Global, Inc., Class A*	(612)	(22,142)
Live Nation Entertainment, Inc.*	(2,768)	(22,172)
Time Warner Cable, Inc.	(348)	(21,809)
Time Warner, Inc.	(740)	(22,178)
		(198,056)
Metals & Mining - (2.2%)
Alcoa, Inc.	(2,260)	(21,628)
Allegheny Technologies, Inc.	(584)	(21,602)
Commercial Metals Co.	(2,304)	(21,911)
Nucor Corp.	(700)	(22,148)
Steel Dynamics, Inc.	(2,200)	(21,824)
United States Steel Corp.	(984)	(21,658)
		(130,771)
Multiline Retail - (0.4%)
J.C. Penny Co., Inc.	(824)	(22,067)

Multi-Utilities - (1.1%)
Ameren Corp.	(748)	(22,268)
MDU Resources Group, Inc.	(1,156)	(22,184)
NiSource, Inc.	(1,048)	(22,406)
		(66,858)
Office Electronics - (0.4%)
Xerox Corp.	(3,096)	(21,579)

Oil, Gas & Consumable Fuels - (5.2%)
Alpha Natural Resources, Inc.*	(1,212)	(21,440)
Arch Coal, Inc.	(1,476)	(21,520)
Berry Petroleum Co., Class A	(604)	(21,370)
El Paso Corp.	(1,280)	(22,374)
EXCO Resources, Inc.	(2,000)	(21,440)
Forest Oil Corp.*	(1,524)	(21,946)
Patriot Coal Corp.*	(2,448)	(20,710)
Plains Exploration & Production Co.*	(956)	(21,711)
Range Resources Corp.	(376)	(21,981)
SandRidge Energy, Inc.*	(3,816)	(21,217)
Southern Union Co.	(556)	(22,557)
Sunoco, Inc.	(712)	(22,079)
Teekay Corp.	(968)	(21,886)
Williams Cos., Inc./The	(908)	(22,101)
		(304,332)
Pharmaceuticals - (1.9%)
Allergan, Inc.	(264)	(21,748)
Endo Pharmaceuticals Holdings, Inc.*	(800)	(22,392)
Mylan, Inc.*	(1,284)	(21,828)
Salix Pharmaceuticals Ltd.*	(780)	(23,088)
Warner Chilcott plc, Class A*	(1,528)	(21,851)
		(110,907)
Professional Services - (0.4%)
Manpower, Inc.	(660)	(22,189)

Real Estate Investment Trusts (REITs) - (8.7%)
Apartment Investment & Management Co., Class A	(992)	(21,943)
Boston Properties, Inc.	(244)	(21,740)
BRE Properties, Inc.	(528)	(22,356)
Camden Property Trust	(396)	(21,883)
CBL & Associates Properties, Inc.	(1,884)	(21,402)
Colonial Properties Trust	(1,212)	(22,010)
Corporate Office Properties Trust	(1,012)	(22,041)
DDR Corp.	(2,016)	(21,974)
Douglas Emmett, Inc.	(1,280)	(21,888)
Duke Realty Corp.	(2,092)	(21,966)
Equity Residential	(424)	(21,993)
Essex Property Trust, Inc.	(184)	(22,087)
General Growth Properties, Inc.	(1,788)	(21,635)
Highwoods Properties, Inc.	(792)	(22,382)
Home Properties, Inc.	(392)	(22,250)
Kilroy Realty Corp.	(704)	(22,035)
Macerich Co./The	(512)	(21,827)
Mid-America Apartment Communities, Inc.	(368)	(22,161)
Omega Healthcare Investors, Inc.	(1,368)	(21,792)
Regency Centers Corp.	(620)	(21,905)
UDR, Inc.	(1,000)	(22,140)
Washington Real Estate Investment Trust	(792)	(22,319)
Weingarten Realty Investors	(1,032)	(21,847)
		(505,576)
Real Estate Management & Development - (0.4%)
Forest City Enterprises, Inc., Class A*	(2,028)	(21,619)

Road & Rail - (1.5%)
Con-way, Inc.	(960)	(21,245)
Hertz Global Holdings, Inc.*	(2,428)	(21,609)
Kansas City Southern*	(432)	(21,583)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
 September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Ryder System, Inc.	(576)	$(21,606)
		(86,043)
Semiconductors & Semiconductor Equipment - (1.9%)
MEMC Electronic Materials, Inc.*	(4,232)	(22,176)
Micron Technology, Inc.*	(3,872)	(19,515)
Microsemi Corp.*	(1,360)	(21,733)
Netlogic Microsystems, Inc.*	(468)	(22,515)
ON Semiconductor Corp.*	(3,068)	(21,997)
		(107,936)
Software - (2.6%)
Ariba, Inc.*	(788)	(21,835)
Cadence Design Systems, Inc.*	(2,372)	(21,917)
Concur Technologies, Inc.*	(584)	(21,737)
Nuance Communications, Inc.*	(1,080)	(21,989)
Rovi Corp.*	(524)	(22,522)
Salesforce.com, Inc.*	(188)	(21,485)
SuccessFactors, Inc.*	(960)	(22,070)
		(153,555)
Specialty Retail - (0.4%)
CarMax, Inc.*	(944)	(22,514)

Textiles, Apparel & Luxury Goods - (0.4%)
PVH Corp.	(364)	(21,199)

Thrifts & Mortgage Finance - (1.1%)
Capitol Federal Financial, Inc.	(2,120)	(22,387)
First Niagara Financial Group, Inc.	(2,380)	(21,777)
Hudson City Bancorp, Inc.	(3,880)	(21,961)
		(66,125)
Trading Companies & Distributors - (0.4%)
GATX Corp.	(704)	(21,817)

Water Utilities - (0.4%)
American Water Works Co., Inc.	(748)	(22,575)

Wireless Telecommunication Services - (1.1%)
Crown Castle International Corp.*	(548)	(22,287)
SBA Communications Corp., Class A*	(644)	(22,205)
Sprint Nextel Corp.*	(7,264)	(22,083)
		(66,575)
Total Securities Sold Short
(Proceeds Received $4,653,082)		(4,384,226)
Other assets less liabilities — 99.8%		5,802,545
Net Assets — 100.0%		$5,811,431

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $1,265,228.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,705
Aggregate gross unrealized depreciation	(242,082)
Net unrealized depreciation	$(199,377)
Federal income tax cost of investments	$4,592,489

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Quality Fund
September 30, 2011 (Unaudited)

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
660,116	USD	10/3/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	$638,334
(679,051)	USD	10/3/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	(0.01)%	(650,618)
						$(12,284)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 86.6%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	416	$22,676
Boeing Co./The	368	22,268
Lockheed Martin Corp.	316	22,954
Raytheon Co.	556	22,724
Rockwell Collins, Inc.	428	22,581
Spirit Aerosystems Holdings, Inc., Class A*	1,372	21,884
		135,087
Airlines - 1.3%
Delta Air Lines, Inc.*	2,892	21,690
Southwest Airlines Co.	2,664	21,418
United Continental Holdings, Inc.*	1,120	21,706
		64,814
Automobiles - 0.4%
Ford Motor Co.*	2,296	22,202

Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	600	23,268
Molson Coors Brewing Co., Class B	568	22,499
		45,767
Biotechnology - 2.6%
Amgen, Inc.	412	22,639
Amylin Pharmaceuticals, Inc.*	2,432	22,447
Celgene Corp.*	364	22,539
Dendreon Corp.*	2,508	22,572
Human Genome Sciences, Inc.*	1,672	21,218
United Therapeutics Corp.*	612	22,944
		134,359
Building Products - 0.8%
Lennox International, Inc.	792	20,418
Masco Corp.	3,056	21,759
		42,177
Capital Markets - 2.5%
Bank of New York Mellon Corp./The	1,184	22,011
Eaton Vance Corp.	992	22,092
Goldman Sachs Group, Inc./The	228	21,557
Jefferies Group, Inc.	1,744	21,643
Morgan Stanley	1,524	20,574
Northern Trust Corp.	636	22,247
		130,124
Chemicals - 1.8%
Airgas, Inc.	348	22,209
Ecolab, Inc.	464	22,685
Scotts Miracle-Gro Co./The, Class A	512	22,835
Valspar Corp.	716	22,347
		90,076
Commercial Banks - 5.1%
Bank of Hawaii Corp.	620	22,568
City National Corp./CA	580	21,901
Comerica, Inc.	960	22,051
Fifth Third Bancorp	2,196	22,180
First Horizon National Corp.	3,624	21,599
KeyCorp	3,688	21,870
M&T Bank Corp.	316	22,088
PNC Financial Services Group, Inc.	460	22,167
Popular, Inc.*	15,028	22,542
Regions Financial Corp.	6,476	21,565
SunTrust Banks, Inc.	1,228	22,043
TCF Financial Corp.	2,332	21,361
		263,935
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	868	21,769
Corrections Corp. of America*	984	22,327
Pitney Bowes, Inc.	1,180	22,184
Republic Services, Inc.	816	22,897
		89,177
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,448	22,430
Harris Corp.	648	22,142
Juniper Networks, Inc.*	1,248	21,540
		66,112
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	964	21,642
Lexmark International, Inc., Class A*	820	22,165
SanDisk Corp.*	564	22,757
		66,564
Construction & Engineering - 2.2%
AECOM Technology Corp.*	1,264	22,335
Jacobs Engineering Group, Inc.*	664	21,440
Quanta Services, Inc.*	1,180	22,172
Shaw Group, Inc./The*	1,028	22,349
URS Corp.*	744	22,067
		110,363
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	348	22,001
Vulcan Materials Co.	792	21,827
		43,828
Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	1,424	21,531
Sonoco Products Co.	788	22,245
		43,776
Diversified Consumer Services - 1.3%
Apollo Group, Inc., Class A*	560	22,182
H&R Block, Inc.	1,672	22,254
ITT Educational Services, Inc.*	380	21,880
		66,316
Diversified Financial Services - 0.9%
Bank of America Corp.	3,620	22,155
Citigroup, Inc.	852	21,828
		43,983
Electric Utilities - 2.6%
American Electric Power Co., Inc.	596	22,660
Entergy Corp.	340	22,539
Exelon Corp.	528	22,498
Hawaiian Electric Industries, Inc.	940	22,823
NextEra Energy, Inc.	420	22,688
PPL Corp.	796	22,718
		135,926
Electrical Equipment - 0.4%
Regal-Beloit Corp.	468	21,238

Electronic Equipment, Instruments & Components - 2.1%
Corning, Inc.	1,816	22,446
Dolby Laboratories, Inc., Class A*	804	22,062
Flextronics International Ltd.*	3,936	22,159
FLIR Systems, Inc.	876	21,944

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Itron, Inc.*	712	$21,004
		109,615
Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc.	404	22,115
Noble Corp.*	756	22,189
		44,304
Food & Staples Retailing - 1.3%
Safeway, Inc.	1,352	22,484
SUPERVALU, Inc.	3,304	22,004
Sysco Corp.	880	22,792
		67,280
Food Products - 1.8%
Campbell Soup Co.	712	23,047
ConAgra Foods, Inc.	944	22,864
General Mills, Inc.	588	22,620
Kellogg Co.	424	22,553
		91,084
Health Care Equipment & Supplies - 3.1%
Alere, Inc.*	1,112	21,851
Medtronic, Inc.	676	22,470
ResMed, Inc.*	788	22,687
STERIS Corp.	788	23,065
Teleflex, Inc.	420	22,583
Thoratec Corp.*	692	22,587
Zimmer Holdings, Inc.*	412	22,042
		157,285
Health Care Providers & Services - 0.9%
Community Health Systems, Inc.*	1,336	22,231
Lincare Holdings, Inc.	1,020	22,950
		45,181
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	716	21,695
Hyatt Hotels Corp., Class A*	704	22,084
Marriott International, Inc., Class A	800	21,792
		65,571
Household Durables - 1.7%
Newell Rubbermaid, Inc.	1,924	22,838
NVR, Inc.*	36	21,743
Pulte Group, Inc.*	5,552	21,930
Whirlpool Corp.	448	22,360
		88,871
Household Products - 1.8%
Clorox Co./The	340	22,552
Colgate-Palmolive Co.	256	22,702
Kimberly-Clark Corp.	320	22,723
Procter & Gamble Co./The	360	22,745
		90,722
Independent Power Producers & Energy Traders - 0.9%
GenOn Energy, Inc.*	7,900	21,962
NRG Energy, Inc.*	1,060	22,483
		44,445
Insurance - 3.9%
Allstate Corp./The	936	22,174
American International Group, Inc.*	1,004	22,038
Aspen Insurance Holdings Ltd.	1,004	23,132
Assurant, Inc.	636	22,769
Assured Guaranty Ltd.	2,020	22,200
Berkshire Hathaway, Inc., Class B*	316	22,449
Genworth Financial, Inc., Class A*	3,832	21,996
Old Republic International Corp.	2,544	22,692
PartnerRe Ltd.	428	22,371
		201,821
Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	1,092	21,709
AOL, Inc.*	1,872	22,464
WebMD Health Corp.*	760	22,914
Yahoo!, Inc.*	1,712	22,530
		89,617
IT Services - 1.7%
Computer Sciences Corp.	832	22,339
Fidelity National Information Services, Inc.	924	22,472
Genpact Ltd.*	1,580	22,736
SAIC, Inc.*	1,884	22,250
		89,797
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	672	21,914

Life Sciences Tools & Services - 0.4%
Life Technologies Corp.*	588	22,597

Machinery - 1.3%
Navistar International Corp.*	684	21,970
Oshkosh Corp.*	1,396	21,973
PACCAR, Inc.	644	21,780
		65,723
Media - 2.6%
Discovery Communications, Inc.*	596	22,421
DreamWorks Animation SKG, Inc., Class A*	1,212	22,034
Gannett Co., Inc.	2,324	22,148
Lamar Advertising Co., Class A*	1,288	21,935
Regal Entertainment Group, Class A	1,904	22,353
Washington Post Co./The, Class B	68	22,234
		133,125
Metals & Mining - 3.0%
Compass Minerals International, Inc.	336	22,438
Newmont Mining Corp.	364	22,896
Nucor Corp.	708	22,401
Southern Copper Corp.	888	22,191
Steel Dynamics, Inc.	2,228	22,102
Titanium Metals Corp.	1,484	22,230
United States Steel Corp.	996	21,922
		156,180
Multiline Retail - 1.3%
Big Lots, Inc.*	664	23,127
Sears Holdings Corp.*	400	23,008
Target Corp.	456	22,362
		68,497
Multi-Utilities - 1.8%
PG&E Corp.	536	22,678
Public Service Enterprise Group, Inc.	676	22,558
SCANA Corp.	560	22,652
Sempra Energy	444	22,866
		90,754
Oil, Gas & Consumable Fuels - 6.0%
Arch Coal, Inc.	1,496	21,812
Cimarex Energy Co.	400	22,280

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Denbury Resources, Inc.*	1,912	$21,988
Devon Energy Corp.	396	21,954
EOG Resources, Inc.	308	21,871
EXCO Resources, Inc.	2,020	21,654
Forest Oil Corp.*	1,544	22,233
Murphy Oil Corp.	504	22,257
QEP Resources, Inc.	824	22,306
Quicksilver Resources, Inc.*	2,900	21,982
Southwestern Energy Co.*	664	22,131
Sunoco, Inc.	720	22,327
Teekay Corp.	980	22,158
Ultra Petroleum Corp.*	804	22,287
		309,240
Personal Products - 0.4%
Avon Products, Inc.	1,156	22,658

Pharmaceuticals - 1.8%
Abbott Laboratories	440	22,501
Hospira, Inc.*	608	22,496
Merck & Co., Inc.	704	23,028
Salix Pharmaceuticals Ltd.*	788	23,325
		91,350
Professional Services - 0.9%
Robert Half International, Inc.	1,044	22,154
Verisk Analytics, Inc., Class A*	664	23,087
		45,241
Real Estate Investment Trusts (REITs) - 1.3%
Chimera Investment Corp.	7,984	22,116
Corporate Office Properties Trust	1,024	22,303
Omega Healthcare Investors, Inc.	1,384	22,047
		66,466
Road & Rail - 0.4%
Landstar System, Inc.	568	22,470

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*	4,328	21,986
Applied Materials, Inc.	2,164	22,397
Broadcom Corp., Class A*	672	22,371
Cree, Inc.*	832	21,615
First Solar, Inc.*	352	22,250
Lam Research Corp.*	600	22,788
Linear Technology Corp.	804	22,231
Marvell Technology Group Ltd.*	1,536	22,318
Micron Technology, Inc.*	3,916	19,737
		197,693
Software - 0.9%
Activision Blizzard, Inc.	1,916	22,800
Microsoft Corp.	900	22,401
		45,201
Specialty Retail - 1.7%
Best Buy Co., Inc.	940	21,902
Gap, Inc./The	1,368	22,216
Staples, Inc.	1,668	22,185
Urban Outfitters, Inc.*	984	21,963
		88,266
Thrifts & Mortgage Finance - 2.2%
Capitol Federal Financial, Inc.	2,144	22,641
First Niagara Financial Group, Inc.	2,408	22,033
Hudson City Bancorp, Inc.	3,924	22,210
New York Community Bancorp, Inc.	1,860	22,134
People's United Financial, Inc.	1,956	22,298
		111,316
Trading Companies & Distributors - 0.4%
Watsco, Inc.	428	21,871

Wireless Telecommunication Services - 1.3%
SBA Communications Corp., Class A*	652	22,481
Sprint Nextel Corp.*	7,344	22,326
Telephone & Data Systems, Inc.	1,040	22,100
		66,907
Total Common Stocks Held Long
(Cost $4,638,221)		4,448,886

Securities Sold Short - (86.1%)
Aerospace & Defense - (0.9%)
Esterline Technologies Corp.*	(424)	(21,980)
TransDigm Group, Inc.*	(280)	(22,868)
		(44,848)
Auto Components - (0.9%)
BorgWarner, Inc.*	(372)	(22,517)
Tenneco, Inc.*	(844)	(21,615)
		(44,132)
Automobiles - (0.4%)
Harley-Davidson, Inc.	(636)	(21,834)

Beverages - (0.9%)
Fortune Brands, Inc.	(404)	(21,848)
Hansen Natural Corp.*	(260)	(22,696)
		(44,544)
Biotechnology - (3.1%)
Alexion Pharmaceuticals, Inc.*	(356)	(22,805)
Biogen Idec, Inc.*	(240)	(22,356)
Cepheid, Inc.*	(572)	(22,211)
Cubist Pharmaceuticals, Inc.*	(644)	(22,746)
InterMune, Inc.*	(1,060)	(21,412)
Pharmasset, Inc.*	(296)	(24,382)
Regeneron Pharmaceuticals, Inc.*	(380)	(22,116)
		(158,028)
Capital Markets - (1.7%)
Affiliated Managers Group, Inc.*	(276)	(21,542)
Ameriprise Financial, Inc.	(556)	(21,884)
Franklin Resources, Inc.	(228)	(21,806)
Waddell & Reed Financial, Inc., Class A	(876)	(21,909)
		(87,141)
Chemicals - (3.8%)
Celanese Corp.	(640)	(20,819)
CF Industries Holdings, Inc.	(160)	(19,742)
Eastman Chemical Co.	(324)	(22,204)
Huntsman Corp.	(2,332)	(22,550)
LyondellBasell Industries NV, Class A	(860)	(21,010)
Nalco Holding Co.	(656)	(22,947)
NewMarket Corp.	(144)	(21,869)
Rockwood Holdings, Inc.*	(624)	(21,023)
W.R. Grace & Co.*	(664)	(22,111)
		(194,275)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Commercial Banks - (0.9%)
Signature Bank/NY*	(464)	$(22,147)
SVB Financial Group*	(592)	(21,904)
		(44,051)
Commercial Services & Supplies - (0.4%)
Clean Harbors, Inc.*	(444)	(22,777)

Communications Equipment - (1.7%)
Acme Packet, Inc.*	(532)	(22,658)
InterDigital, Inc.	(460)	(21,427)
Polycom, Inc.*	(1,216)	(22,338)
Riverbed Technology, Inc.*	(1,116)	(22,275)
		(88,698)
Construction & Engineering - (0.4%)
KBR, Inc.	(904)	(21,361)

Consumer Finance - (0.9%)
Discover Financial Services	(972)	(22,298)
SLM Corp.	(1,800)	(22,410)
		(44,708)
Diversified Consumer Services - (0.8%)
Sotheby's	(732)	(20,181)
Weight Watchers International, Inc.	(384)	(22,368)
		(42,549)
Diversified Financial Services - (0.9%)
Leucadia National Corp.	(960)	(21,773)
Moody's Corp.	(740)	(22,533)
		(44,306)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(15,228)	(22,690)

Electric Utilities - (1.3%)
ITC Holdings Corp.	(300)	(23,229)
Northeast Utilities	(672)	(22,613)
Portland General Electric Co.	(964)	(22,837)
		(68,679)
Electrical Equipment - (1.3%)
AMETEK, Inc.	(664)	(21,892)
Polypore International, Inc.*	(396)	(22,382)
Rockwell Automation, Inc.	(400)	(22,400)
		(66,674)
Electronic Equipment, Instruments & Components - (1.7%)
Anixter International, Inc.	(460)	(21,822)
Arrow Electronics, Inc.*	(792)	(22,002)
IPG Photonics Corp.*	(492)	(21,373)
Vishay Intertechnology, Inc.*	(2,604)	(21,769)
		(86,966)
Energy Equipment & Services - (3.8%)
CARBO Ceramics, Inc.	(212)	(21,736)
Complete Production Services, Inc.*	(1,120)	(21,112)
Halliburton Co.	(712)	(21,730)
Key Energy Services, Inc.*	(2,380)	(22,586)
Lufkin Industries, Inc.	(408)	(21,710)
National Oilwell Varco, Inc.	(432)	(22,127)
Oil States International, Inc.*	(432)	(21,997)
Patterson-UTI Energy, Inc.	(1,240)	(21,502)
Superior Energy Services, Inc.*	(828)	(21,727)
		(196,227)
Food & Staples Retailing - (0.4%)
Whole Foods Market, Inc.	(340)	(22,205)

Food Products - (1.3%)
Corn Products International, Inc.	(576)	(22,602)
Darling International, Inc.*	(1,764)	(22,209)
Green Mountain Coffee Roasters, Inc.*	(236)	(21,934)
		(66,745)
Gas Utilities - (1.3%)
National Fuel Gas Co.	(448)	(21,809)
Nicor, Inc.	(416)	(22,884)
Oneok, Inc.	(336)	(22,189)
		(66,882)
Health Care Equipment & Supplies - (0.9%)
Cooper Cos., Inc./The	(288)	(22,795)
Kinetic Concepts, Inc.*	(344)	(22,666)
		(45,461)
Health Care Providers & Services - (3.5%)
Aetna, Inc.	(616)	(22,391)
AMERIGROUP Corp.*	(568)	(22,158)
Catalyst Health Solutions, Inc.*	(388)	(22,384)
Coventry Health Care, Inc.*	(788)	(22,702)
Healthspring, Inc.*	(624)	(22,751)
Humana, Inc.	(304)	(22,110)
UnitedHealth Group, Inc.	(492)	(22,691)
WellCare Health Plans, Inc.*	(588)	(22,332)
		(179,519)
Health Care Technology - (0.4%)
athenahealth, Inc.*	(364)	(21,676)

Hotels, Restaurants & Leisure - (3.0%)
Brinker International, Inc.	(1,068)	(22,343)
Chipotle Mexican Grill, Inc.*	(72)	(21,812)
Las Vegas Sands Corp.*	(556)	(21,317)
Penn National Gaming, Inc.*	(656)	(21,838)
Six Flags Entertainment Corp.	(776)	(21,511)
Starbucks Corp.	(600)	(22,374)
Wynn Resorts Ltd.	(180)	(20,714)
		(151,909)
Household Durables - (0.9%)
Tempur-Pedic International, Inc.*	(424)	(22,307)
Tupperware Brands Corp.	(404)	(21,711)
		(44,018)
Independent Power Producers & Energy Traders - (0.4%)
Constellation Energy Group, Inc.	(592)	(22,532)

Insurance - (1.3%)
CNO Financial Group, Inc.*	(4,092)	(22,138)
Marsh & McLennan Cos., Inc.	(848)	(22,506)
Willis Group Holdings plc	(660)	(22,684)
		(67,328)
Internet & Catalog Retail - (1.7%)
Amazon.com, Inc.*	(100)	(21,623)
Netflix, Inc.*	(200)	(22,632)
priceline.com, Inc.*	(48)	(21,574)
Shutterfly, Inc.*	(528)	(21,743)
		(87,572)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Internet Software & Services - (0.9%)
IAC/InterActiveCorp*	(572)	$(22,623)
Rackspace Hosting, Inc.*	(668)	(22,805)
		(45,428)
IT Services - (3.0%)
Accenture plc, Class A	(420)	(22,126)
Alliance Data Systems Corp.*	(244)	(22,619)
Gartner, Inc.*	(640)	(22,317)
Mastercard, Inc., Class A	(68)	(21,567)
Teradata Corp.*	(416)	(22,268)
VeriFone Systems, Inc.*	(616)	(21,572)
Wright Express Corp.*	(592)	(22,520)
		(154,989)
Leisure Equipment & Products - (0.4%)
Polaris Industries, Inc.	(448)	(22,387)

Life Sciences Tools & Services - (0.4%)
Agilent Technologies, Inc.*	(704)	(22,000)

Machinery - (5.6%)
AGCO Corp.*	(636)	(21,987)
Caterpillar, Inc.	(304)	(22,447)
Gardner Denver, Inc.	(348)	(22,115)
Graco, Inc.	(652)	(22,259)
Joy Global, Inc.	(348)	(21,708)
Kennametal, Inc.	(684)	(22,394)
Manitowoc Co., Inc./The	(3,080)	(20,667)
Mueller Industries, Inc.	(580)	(22,382)
Nordson Corp.	(556)	(22,096)
Robbins & Myers, Inc.	(632)	(21,937)
Trinity Industries, Inc.	(1,004)	(21,496)
WABCO Holdings, Inc.*	(572)	(21,656)
Wabtec Corp.	(412)	(21,782)
		(284,926)
Marine - (0.9%)
Alexander & Baldwin, Inc.	(612)	(22,356)
Kirby Corp.*	(424)	(22,320)
		(44,676)
Media - (0.9%)
CBS Corp., Class B	(1,096)	(22,336)
Liberty Media Corp. - Liberty Capital, Class A*	(340)	(22,481)
		(44,817)
Metals & Mining - (0.9%)
Cliffs Natural Resources, Inc.	(424)	(21,696)
Molycorp, Inc.*	(672)	(22,089)
		(43,785)
Multiline Retail - (0.4%)
Dillard's, Inc., Class A	(508)	(22,088)

Multi-Utilities - (1.3%)
CenterPoint Energy, Inc.	(1,152)	(22,602)
CMS Energy Corp.	(1,160)	(22,956)
NiSource, Inc.	(1,060)	(22,663)
		(68,221)
Office Electronics - (0.5%)
Zebra Technologies Corp., Class A*	(744)	(23,019)

Oil, Gas & Consumable Fuels - (3.5%)
Berry Petroleum Co., Class A	(612)	(21,653)
Brigham Exploration Co.*	(876)	(22,128)
Cabot Oil & Gas Corp.	(356)	(22,040)
HollyFrontier Corp.	(896)	(23,493)
Rosetta Resources, Inc.*	(632)	(21,627)
Spectra Energy Corp.	(916)	(22,469)
Tesoro Corp.*	(1,132)	(22,040)
World Fuel Services Corp.	(684)	(22,333)
		(177,783)
Personal Products - (0.9%)
Estee Lauder Cos., Inc./The, Class A	(256)	(22,487)
Herbalife Ltd.	(408)	(21,869)
		(44,356)
Pharmaceuticals - (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	(812)	(22,728)
Medicis Pharmaceutical Corp., Class A	(628)	(22,909)
Watson Pharmaceuticals, Inc.*	(324)	(22,113)
		(67,750)
Professional Services - (0.4%)
Towers Watson & Co., Class A	(384)	(22,955)

Real Estate Investment Trusts (REITs) - (9.0%)
AvalonBay Communities, Inc.	(192)	(21,898)
Boston Properties, Inc.	(248)	(22,097)
Camden Property Trust	(400)	(22,104)
CBL & Associates Properties, Inc.	(1,908)	(21,675)
Colonial Properties Trust	(1,224)	(22,228)
DDR Corp.	(2,040)	(22,236)
Douglas Emmett, Inc.	(1,296)	(22,161)
Equity Residential	(428)	(22,200)
Essex Property Trust, Inc.	(184)	(22,087)
Extra Space Storage, Inc.	(1,196)	(22,281)
General Growth Properties, Inc.	(1,808)	(21,877)
Home Properties, Inc.	(396)	(22,477)
Kimco Realty Corp.	(1,468)	(22,064)
Macerich Co./The	(516)	(21,997)
Post Properties, Inc.	(640)	(22,234)
ProLogis, Inc.	(904)	(21,922)
Rayonier, Inc.	(608)	(22,368)
Simon Property Group, Inc.	(204)	(22,436)
SL Green Realty Corp.	(372)	(21,632)
Taubman Centers, Inc.	(444)	(22,338)
Weyerhaeuser Co.	(1,428)	(22,205)
		(464,517)
Real Estate Management & Development - (1.3%)
Brookfield Office Properties, Inc.	(1,592)	(21,922)
CB Richard Ellis Group, Inc., Class A*	(1,592)	(21,428)
Forest City Enterprises, Inc., Class A*	(2,048)	(21,832)
		(65,182)
Road & Rail - (0.4%)
Kansas City Southern*	(436)	(21,783)

Semiconductors & Semiconductor Equipment - (1.7%)
Altera Corp.	(692)	(21,819)
Atmel Corp.*	(2,764)	(22,305)
Cypress Semiconductor Corp.*	(1,472)	(22,036)
See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Momentum Fund
 September 30, 2011 (Unaudited)

	Number of Shares	Value
Fairchild Semiconductor International, Inc.*	(2,008)	$(21,686)
		(87,846)
Software - (3.5%)
Ariba, Inc.*	(796)	(22,057)
Cadence Design Systems, Inc.*	(2,400)	(22,176)
Check Point Software Technologies Ltd.*	(428)	(22,581)
CommVault Systems, Inc.*	(600)	(22,236)
Fortinet, Inc.*	(1,368)	(22,982)
Informatica Corp.*	(548)	(22,441)
Salesforce.com, Inc.*	(192)	(21,942)
TIBCO Software, Inc.*	(1,008)	(22,569)
		(178,984)
Specialty Retail - (4.3%)
Aaron's, Inc.	(904)	(22,826)
Abercrombie & Fitch Co., Class A	(356)	(21,915)
Buckle, Inc./The	(580)	(22,307)
Foot Locker, Inc.	(1,072)	(21,537)
Ltd. Brands, Inc.	(572)	(22,028)
Sally Beauty Holdings, Inc.*	(1,360)	(22,576)
Signet Jewelers Ltd.*	(668)	(22,578)
Tiffany & Co.	(352)	(21,409)
Tractor Supply Co.	(340)	(21,267)
Ulta Salon Cosmetics & Fragrance, Inc.*	(344)	(21,407)
		(219,850)
Textiles, Apparel & Luxury Goods - (2.5%)
Coach, Inc.	(424)	(21,976)
Crocs, Inc.*	(896)	(21,208)
Deckers Outdoor Corp.*	(236)	(22,009)
Fossil, Inc.*	(256)	(20,752)
Ralph Lauren Corp.	(164)	(21,271)
Under Armour, Inc., Class A*	(324)	(21,517)
		(128,733)
Water Utilities - (0.4%)
American Water Works Co., Inc.	(756)	(22,816)

Wireless Telecommunication Services - (0.4%)
MetroPCS Communications, Inc.*	(2,532)	(22,054)

Total Securities Sold Short
(Proceeds Received $4,725,692)		(4,421,280)
Other assets less liabilities — 99.5%		5,107,334
Net Assets — 100.0%		$5,134,940

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $1,303,518.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,157
Aggregate gross unrealized depreciation	(232,380)
Net unrealized depreciation	$(189,223)
Federal income tax cost of investments	$4,638,109

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
656,504	USD	10/3/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	$633,017
(685,858)	USD	10/3/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	(0.01)%	(648,996)
						$(15,979)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long(a) - 86.5%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	416	$22,676
Goodrich Corp.	188	22,688
L-3 Communications Holdings, Inc.	364	22,557
Lockheed Martin Corp.	316	22,955
Raytheon Co.	560	22,887
		113,763
Airlines - 0.4%
Delta Air Lines, Inc.*	2,916	21,870

Beverages - 0.9%
Fortune Brands, Inc.	404	21,848
PepsiCo, Inc.	368	22,779
		44,627
Biotechnology - 2.2%
Amgen, Inc.	412	22,639
Celgene Corp.*	368	22,787
Cubist Pharmaceuticals, Inc.*	648	22,887
Regeneron Pharmaceuticals, Inc.*	384	22,349
United Therapeutics Corp.*	616	23,094
		113,756
Chemicals - 3.8%
Air Products & Chemicals, Inc.	292	22,300
Airgas, Inc.	352	22,465
CF Industries Holdings, Inc.	164	20,236
Ecolab, Inc.	468	22,881
International Flavors & Fragrances, Inc.	400	22,488
Olin Corp.	1,244	22,404
Praxair, Inc.	240	22,435
Sherwin-Williams Co./The	300	22,296
Valspar Corp.	720	22,471
		199,976
Commercial Services & Supplies - 3.9%
Avery Dennison Corp.	872	21,870
Clean Harbors, Inc.*	444	22,777
Copart, Inc.*	584	22,846
Iron Mountain, Inc.	716	22,640
Pitney Bowes, Inc.	1,192	22,410
Republic Services, Inc.	824	23,121
Stericycle, Inc.*	284	22,925
Waste Connections, Inc.	692	23,403
Waste Management, Inc.	716	23,313
		205,305
Communications Equipment - 0.4%
Motorola Solutions, Inc.	544	22,794

Computers & Peripherals - 0.8%
Apple, Inc.*	56	21,346
Lexmark International, Inc., Class A*	824	22,273
		43,619
Containers & Packaging - 2.6%
AptarGroup, Inc.	496	22,156
Ball Corp.	732	22,706
Bemis Co., Inc.	764	22,393
Crown Holdings, Inc.*	744	22,774
Silgan Holdings, Inc.	632	23,220
Sonoco Products Co.	792	22,358
		135,607
Diversified Consumer Services - 0.9%
H&R Block, Inc.	1,688	22,467
ITT Educational Services, Inc.*	384	22,111
		44,578
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	624	22,963
Windstream Corp.	1,956	22,807
		45,770
Electric Utilities - 3.5%
American Electric Power Co., Inc.	600	22,812
DPL, Inc.	764	23,027
Duke Energy Corp.	1,152	23,028
Exelon Corp.	532	22,668
ITC Holdings Corp.	304	23,539
PPL Corp.	800	22,832
Progress Energy, Inc.	444	22,964
Southern Co.	540	22,880
		183,750
Electronic Equipment, Instruments & Components - 0.4%
Ingram Micro, Inc., Class A*	1,392	22,453

Energy Equipment & Services - 0.9%
Core Laboratories N.V.	248	22,278
SEACOR Holdings, Inc.	280	22,459
		44,737
Food & Staples Retailing - 3.0%
Casey's General Stores, Inc.	516	22,523
Costco Wholesale Corp.	276	22,665
CVS Caremark Corp.	680	22,834
Kroger Co./The	1,040	22,839
Safeway, Inc.	1,364	22,683
Sysco Corp.	884	22,896
Wal-Mart Stores, Inc.	444	23,044
		159,484
Food Products - 5.3%
Campbell Soup Co.	716	23,177
ConAgra Foods, Inc.	952	23,057
Flowers Foods, Inc.	1,184	23,041
General Mills, Inc.	596	22,928
H.J. Heinz Co.	448	22,615
Hershey Co./The	392	23,222
Hormel Foods Corp.	852	23,021
Kellogg Co.	428	22,765
Kraft Foods, Inc., Class A	672	22,566
McCormick & Co., Inc.	500	23,080
Ralcorp Holdings, Inc.*	304	23,320
TreeHouse Foods, Inc.*	376	23,252
		276,044
Health Care Equipment & Supplies - 0.9%
C.R. Bard, Inc.	260	22,760
Kinetic Concepts, Inc.*	348	22,930
		45,690
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	612	22,809
Laboratory Corp. of America Holdings*	284	22,450
Lincare Holdings, Inc.	1,028	23,130
McKesson Corp.	308	22,392

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Patterson Cos., Inc.	792	$22,675
Quest Diagnostics, Inc.	456	22,508
		135,964
Health Care Technology - 0.4%
Cerner Corp.*	328	22,475

Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	260	22,833

Household Durables - 0.4%
Garmin Ltd.	728	23,129

Household Products - 1.7%
Church & Dwight Co., Inc.	520	22,984
Clorox Co./The	344	22,818
Colgate-Palmolive Co.	256	22,702
Kimberly-Clark Corp.	324	23,007
		91,511
Industrial Conglomerates - 0.4%
Tyco International Ltd.	548	22,331

Insurance - 8.3%
ACE Ltd.	372	22,543
Arch Capital Group Ltd.*	712	23,265
Arthur J. Gallagher & Co.	860	22,618
Aspen Insurance Holdings Ltd.	1,012	23,317
Axis Capital Holdings Ltd.	900	23,346
Brown & Brown, Inc.	1,272	22,642
Chubb Corp./The	380	22,796
Endurance Specialty Holdings Ltd.	676	23,085
Everest Re Group Ltd.	292	23,179
Fidelity National Financial, Inc., Class A	1,496	22,709
First American Financial Corp.	1,744	22,323
Hanover Insurance Group, Inc./The	644	22,862
Markel Corp.*	60	21,428
Old Republic International Corp.	2,564	22,871
ProAssurance Corp.	320	23,046
RenaissanceRe Holdings Ltd.	364	23,223
Transatlantic Holdings, Inc.	472	22,901
Validus Holdings Ltd.	916	22,827
Willis Group Holdings plc	668	22,959
		433,940
Internet & Catalog Retail - 0.8%
Expedia, Inc.	852	21,939
HSN, Inc.*	680	22,528
		44,467
Internet Software & Services - 2.2%
AOL, Inc.*	1,888	22,656
Equinix, Inc.*	264	23,451
VeriSign, Inc.	800	22,888
WebMD Health Corp.*	768	23,155
Yahoo!, Inc.*	1,728	22,741
		114,891
IT Services - 6.1%
Amdocs Ltd.*	844	22,889
Automatic Data Processing, Inc.	480	22,632
Broadridge Financial Solutions, Inc.	1,136	22,879
CACI International, Inc., Class A*	452	22,573
DST Systems, Inc.	508	22,266
Fidelity National Information Services, Inc.	932	22,666
Fiserv, Inc.*	456	23,151
Gartner, Inc.*	644	22,456
Genpact Ltd.*	1,592	22,909
Global Payments, Inc.	572	23,103
International Business Machines Corp.	128	22,404
Paychex, Inc.	852	22,467
SAIC, Inc.*	1,900	22,439
Total System Services, Inc.	1,348	22,822
		317,656
Life Sciences Tools & Services - 0.4%
Pharmaceutical Product Development, Inc.	884	22,683

Marine - 0.4%
Kirby Corp.*	428	22,530

Media - 1.3%
Liberty Media Corp. - Liberty Starz, Class A*	356	22,627
Regal Entertainment Group, Class A	1,920	22,541
Washington Post Co./The, Class B	68	22,234
		67,402
Metals & Mining - 0.9%
Newmont Mining Corp.	368	23,147
Royal Gold, Inc.	356	22,806
		45,953
Multiline Retail - 1.3%
Dollar Tree, Inc.*	308	23,134
Family Dollar Stores, Inc.	452	22,989
Target Corp.	460	22,558
		68,681
Multi-Utilities - 2.6%
Consolidated Edison, Inc.	404	23,036
Dominion Resources, Inc.	452	22,948
MDU Resources Group, Inc.	1,180	22,644
OGE Energy Corp.	488	23,322
PG&E Corp.	540	22,848
Xcel Energy, Inc.	928	22,912
		137,710
Oil, Gas & Consumable Fuels - 5.1%
Bill Barrett Corp.*	604	21,889
Cabot Oil & Gas Corp.	360	22,287
Chesapeake Energy Corp.	864	22,075
Chevron Corp.	244	22,575
ConocoPhillips	360	22,795
EOG Resources, Inc.	312	22,155
EXCO Resources, Inc.	2,036	21,826
Marathon Oil Corp.	1,036	22,357
Quicksilver Resources, Inc.*	2,924	22,164
Range Resources Corp.	384	22,449
Southern Union Co.	568	23,044
Sunoco, Inc.	728	22,575
		268,191
Pharmaceuticals - 3.5%
Abbott Laboratories	444	22,706
Bristol-Myers Squibb Co.	744	23,347
Eli Lilly & Co.	620	22,921
Forest Laboratories, Inc.*	744	22,908

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Hospira, Inc.*	612	$22,644
Johnson & Johnson	360	22,936
Merck & Co., Inc.	708	23,159
Perrigo Co.	232	22,529
		183,150
Professional Services - 1.3%
FTI Consulting, Inc.*	620	22,822
Towers Watson & Co., Class A	384	22,956
Verisk Analytics, Inc., Class A*	672	23,365
		69,143
Real Estate Investment Trusts (REITs) - 6.9%
American Campus Communities, Inc.	608	22,624
Annaly Capital Management, Inc.	1,388	23,082
AvalonBay Communities, Inc.	192	21,898
Camden Property Trust	404	22,325
Chimera Investment Corp.	8,052	22,304
Digital Realty Trust, Inc.	420	23,167
Equity Lifestyle Properties, Inc.	364	22,823
Essex Property Trust, Inc.	188	22,567
Federal Realty Investment Trust	272	22,415
Hatteras Financial Corp.	912	22,946
Health Care REIT, Inc.	476	22,277
MFA Financial, Inc.	3,280	23,026
National Retail Properties, Inc.	856	23,001
Rayonier, Inc.	616	22,663
Realty Income Corp.	688	22,181
Senior Housing Properties Trust	1,048	22,574
		361,873
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	612	22,105

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp., Class A*	676	22,504

Software - 2.2%
Activision Blizzard, Inc.	1,932	22,991
ANSYS, Inc.*	452	22,166
Intuit, Inc.*	476	22,581
Microsoft Corp.	908	22,600
Synopsys, Inc.*	936	22,801
		113,139
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	392	22,775
AutoZone, Inc.*	72	22,982
GameStop Corp., Class A*	964	22,268
O'Reilly Automotive, Inc.*	344	22,921
		90,946
Thrifts & Mortgage Finance - 0.9%
Capitol Federal Financial, Inc.	2,160	22,810
New York Community Bancorp, Inc.	1,876	22,324
		45,134
Tobacco - 0.5%
Altria Group, Inc.	876	23,486

Wireless Telecommunication Services - 0.4%
SBA Communications Corp., Class A*	656	22,619

Total Common Stocks Held Long
(Cost $4,636,248)		4,540,269

Securities Sold Short - (84.3%)
Aerospace & Defense - (0.9%)
Hexcel Corp.*	(1,040)	(23,047)
Textron, Inc.	(1,272)	(22,438)
		(45,485)
Auto Components - (2.1%)
Dana Holding Corp.*	(2,092)	(21,966)
Gentex Corp.	(928)	(22,318)
Goodyear Tire & Rubber Co./The*	(2,216)	(22,360)
Johnson Controls, Inc.	(844)	(22,256)
TRW Automotive Holdings Corp.*	(688)	(22,518)
		(111,418)
Automobiles - (0.9%)
Ford Motor Co.*	(2,316)	(22,396)
Harley-Davidson, Inc.	(640)	(21,971)
		(44,367)
Biotechnology - (1.3%)
Amylin Pharmaceuticals, Inc.*	(2,452)	(22,632)
Cepheid, Inc.*	(576)	(22,366)
Dendreon Corp.*	(2,528)	(22,752)
		(67,750)
Building Products - (0.4%)
Owens Corning*	(1,028)	(22,287)

Capital Markets - (4.5%)
Affiliated Managers Group, Inc.*	(276)	(21,542)
Charles Schwab Corp./The	(1,992)	(22,450)
E*Trade Financial Corp.*	(2,424)	(22,083)
Eaton Vance Corp.	(1,000)	(22,270)
Franklin Resources, Inc.	(228)	(21,806)
Invesco Ltd.	(1,408)	(21,838)
Legg Mason, Inc.	(864)	(22,213)
Morgan Stanley	(1,284)	(17,334)
Raymond James Financial, Inc.	(840)	(21,806)
T. Rowe Price Group, Inc.	(464)	(22,165)
Waddell & Reed Financial, Inc., Class A	(884)	(22,109)
		(237,616)
Chemicals - (1.7%)
Celanese Corp.	(644)	(20,949)
Huntsman Corp.	(2,352)	(22,744)
Rockwood Holdings, Inc.*	(632)	(21,292)
Solutia, Inc.*	(1,680)	(21,588)
		(86,573)
Commercial Banks - (2.5%)
CapitalSource, Inc.	(3,720)	(22,841)
Huntington Bancshares, Inc./OH	(4,644)	(22,291)
Regions Financial Corp.	(6,532)	(21,752)
SunTrust Banks, Inc.	(1,236)	(22,186)
SVB Financial Group*	(600)	(22,200)
Zions Bancorp.	(1,540)	(21,668)
		(132,938)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
 September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Commercial Services & Supplies - (0.4%)
Covanta Holding Corp.	(1,524)	$(23,150)

Communications Equipment - (1.7%)
Brocade Communications Systems, Inc.*	(5,356)	(23,138)
InterDigital, Inc.	(464)	(21,613)
JDS Uniphase Corp.*	(2,188)	(21,814)
Riverbed Technology, Inc.*	(1,124)	(22,435)
		(89,000)
Construction & Engineering - (0.8%)
Foster Wheeler AG*	(1,220)	(21,704)
KBR, Inc.	(912)	(21,550)
		(43,254)
Diversified Consumer Services - (1.2%)
Career Education Corp.*	(1,688)	(22,028)
Sotheby's	(740)	(20,402)
Weight Watchers International, Inc.	(388)	(22,601)
		(65,031)
Diversified Financial Services - (1.7%)
Citigroup, Inc.	(860)	(22,033)
Leucadia National Corp.	(968)	(21,954)
NASDAQ OMX Group, Inc./The*	(960)	(22,214)
NYSE Euronext	(948)	(22,032)
		(88,233)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(15,356)	(22,880)

Electrical Equipment - (1.7%)
General Cable Corp.*	(948)	(22,136)
GrafTech International Ltd.*	(1,712)	(21,742)
Rockwell Automation, Inc.	(400)	(22,400)
Thomas & Betts Corp.*	(556)	(22,190)
		(88,468)
Electronic Equipment, Instruments & Components - (1.7%)
Arrow Electronics, Inc.*	(796)	(22,113)
Dolby Laboratories, Inc., Class A*	(808)	(22,171)
Jabil Circuit, Inc.	(1,240)	(22,060)
Vishay Intertechnology, Inc.*	(2,628)	(21,970)
		(88,314)
Energy Equipment & Services - (3.8%)
CARBO Ceramics, Inc.	(216)	(22,146)
Complete Production Services, Inc.*	(1,128)	(21,263)
Halliburton Co.	(716)	(21,852)
Helix Energy Solutions Group, Inc.*	(1,696)	(22,218)
Key Energy Services, Inc.*	(2,400)	(22,776)
McDermott International, Inc.*	(1,932)	(20,788)
Nabors Industries Ltd.*	(1,768)	(21,676)
National Oilwell Varco, Inc.	(436)	(22,332)
Oil States International, Inc.*	(436)	(22,201)
		(197,252)
Food Products - (0.4%)
Dean Foods Co.*	(2,532)	(22,459)

Gas Utilities - (2.2%)
AGL Resources, Inc.	(568)	(23,140)
Atmos Energy Corp.	(700)	(22,715)
National Fuel Gas Co.	(452)	(22,004)
Oneok, Inc.	(340)	(22,454)
UGI Corp.	(864)	(22,697)
		(113,010)
Health Care Equipment & Supplies - (0.9%)
Hill-Rom Holdings, Inc.	(752)	(22,575)
Sirona Dental Systems, Inc.*	(544)	(23,071)
		(45,646)
Health Care Providers & Services - (5.6%)
Aetna, Inc.	(620)	(22,537)
AMERIGROUP Corp.*	(576)	(22,470)
Brookdale Senior Living, Inc.*	(1,812)	(22,723)
Centene Corp.*	(792)	(22,707)
Community Health Systems, Inc.*	(1,348)	(22,431)
Health Management Associates, Inc., Class A*	(3,260)	(22,559)
Health Net, Inc.*	(964)	(22,856)
HealthSouth Corp.*	(1,532)	(22,873)
HMS Holdings Corp.*	(924)	(22,536)
Medco Health Solutions, Inc.*	(480)	(22,507)
Tenet Healthcare Corp.*	(5,456)	(22,533)
Universal Health Services, Inc., Class B	(664)	(22,576)
WellCare Health Plans, Inc.*	(596)	(22,636)
		(293,944)
Hotels, Restaurants & Leisure - (3.8%)
Hyatt Hotels Corp., Class A*	(712)	(22,335)
Las Vegas Sands Corp.*	(560)	(21,470)
Life Time Fitness, Inc.*	(608)	(22,405)
Marriott International, Inc., Class A	(808)	(22,010)
MGM Resorts International*	(2,332)	(21,664)
Royal Caribbean Cruises Ltd.	(1,032)	(22,332)
Starwood Hotels & Resorts Worldwide, Inc.	(564)	(21,895)
Wyndham Worldwide Corp.	(776)	(22,124)
Wynn Resorts Ltd.	(184)	(21,175)
		(197,410)
Household Durables - (1.3%)
Harman International Industries, Inc.	(756)	(21,607)
Lennar Corp., Class A	(1,628)	(22,043)
Pulte Group, Inc.*	(5,600)	(22,120)
		(65,770)
Independent Power Producers & Energy Traders - (1.7%)
AES Corp./The*	(2,260)	(22,058)
Calpine Corp.*	(1,616)	(22,753)
GenOn Energy, Inc.*	(7,968)	(22,151)
NRG Energy, Inc.*	(1,068)	(22,652)
		(89,614)
Industrial Conglomerates - (0.4%)
Carlisle Cos., Inc.	(704)	(22,444)

Insurance - (3.8%)
Aflac, Inc.	(644)	(22,508)
American International Group, Inc.*	(1,012)	(22,213)
Assured Guaranty Ltd.	(2,036)	(22,376)
Genworth Financial, Inc., Class A*	(3,864)	(22,179)
Hartford Financial Services Group, Inc.	(1,352)	(21,821)
Lincoln National Corp.	(1,408)	(22,007)
Principal Financial Group, Inc.	(968)	(21,945)
Protective Life Corp.	(1,432)	(22,382)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
 September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Prudential Financial, Inc.	(480)	$(22,493)
		(199,924)
Internet & Catalog Retail - (0.4%)
Amazon.com, Inc.*	(104)	(22,488)

Internet Software & Services - (0.4%)
eBay, Inc.*	(756)	(22,294)

IT Services - (1.3%)
CoreLogic, Inc.*	(2,084)	(22,236)
VeriFone Systems, Inc.*	(620)	(21,713)
Wright Express Corp.*	(596)	(22,672)
		(66,621)
Leisure Equipment & Products - (0.4%)
Brunswick Corp.	(1,576)	(22,127)

Life Sciences Tools & Services - (1.3%)
Agilent Technologies, Inc.*	(712)	(22,250)
Illumina, Inc.*	(556)	(22,752)
Waters Corp.*	(296)	(22,345)
		(67,347)
Machinery - (6.2%)
Actuant Corp., Class A	(1,116)	(22,041)
AGCO Corp.*	(640)	(22,125)
Cummins, Inc.	(268)	(21,885)
Gardner Denver, Inc.	(352)	(22,370)
Harsco Corp.	(1,160)	(22,492)
Joy Global, Inc.	(348)	(21,708)
Kennametal, Inc.	(688)	(22,525)
Manitowoc Co., Inc./The	(2,592)	(17,392)
Navistar International Corp.*	(692)	(22,227)
Oshkosh Corp.*	(1,408)	(22,162)
SPX Corp.	(480)	(21,749)
Terex Corp.*	(2,096)	(21,505)
Timken Co.	(692)	(22,711)
Trinity Industries, Inc.	(1,016)	(21,753)
WABCO Holdings, Inc.*	(576)	(21,807)
		(326,452)
Marine - (0.4%)
Alexander & Baldwin, Inc.	(616)	(22,502)

Media - (2.1%)
CBS Corp., Class B	(1,104)	(22,500)
Gannett Co., Inc.	(2,344)	(22,338)
Interpublic Group of Cos., Inc./The	(3,128)	(22,522)
Lamar Advertising Co., Class A*	(1,296)	(22,071)
Live Nation Entertainment, Inc.*	(2,824)	(22,620)
		(112,051)
Metals & Mining - (1.3%)
Cliffs Natural Resources, Inc.	(424)	(21,696)
United States Steel Corp.	(1,004)	(22,098)
Walter Energy, Inc.	(380)	(22,804)
		(66,598)
Multiline Retail - (0.9%)
Nordstrom, Inc.	(496)	(22,657)
Saks, Inc.*	(2,512)	(21,980)
		(44,637)
Multi-Utilities - (0.4%)
TECO Energy, Inc.	(1,336)	(22,886)

Oil, Gas & Consumable Fuels - (4.2%)
Alpha Natural Resources, Inc.*	(1,236)	(21,865)
Arch Coal, Inc.	(1,508)	(21,987)
Berry Petroleum Co., Class A	(616)	(21,794)
Brigham Exploration Co.*	(884)	(22,330)
Cimarex Energy Co.	(400)	(22,280)
Patriot Coal Corp.*	(2,496)	(21,116)
SandRidge Energy, Inc.*	(3,888)	(21,617)
Spectra Energy Corp.	(924)	(22,666)
Swift Energy Co.*	(876)	(21,322)
Valero Energy Corp.	(1,244)	(22,118)
		(219,095)
Professional Services - (0.9%)
Manpower, Inc.	(672)	(22,593)
Robert Half International, Inc.	(1,056)	(22,408)
		(45,001)
Real Estate Investment Trusts (REITs) - (2.6%)
CBL & Associates Properties, Inc.	(1,924)	(21,857)
DDR Corp.	(2,056)	(22,410)
DiamondRock Hospitality Co.	(3,212)	(22,452)
Host Hotels & Resorts, Inc.	(2,060)	(22,536)
LaSalle Hotel Properties	(1,168)	(22,426)
Weyerhaeuser Co.	(1,440)	(22,392)
		(134,073)
Real Estate Management & Development - (0.8%)
CB Richard Ellis Group, Inc., Class A*	(1,608)	(21,644)
Jones Lang LaSalle, Inc.	(416)	(21,553)
		(43,197)
Road & Rail - (0.8%)
Hertz Global Holdings, Inc.*	(2,476)	(22,036)
Kansas City Southern*	(440)	(21,983)
		(44,019)
Semiconductors & Semiconductor Equipment - (5.4%)
Advanced Micro Devices, Inc.*	(3,292)	(16,723)
Atmel Corp.*	(2,784)	(22,467)
Cypress Semiconductor Corp.*	(1,484)	(22,215)
Fairchild Semiconductor International, Inc.*	(2,024)	(21,859)
International Rectifier Corp.*	(1,208)	(22,493)
MEMC Electronic Materials, Inc.*	(4,316)	(22,616)
Micron Technology, Inc.*	(3,948)	(19,898)
Netlogic Microsystems, Inc.*	(480)	(23,093)
NVIDIA Corp.*	(1,768)	(22,100)
ON Semiconductor Corp.*	(3,128)	(22,428)
RF Micro Devices, Inc.*	(3,500)	(22,190)
Skyworks Solutions, Inc.*	(1,212)	(21,743)
Teradyne, Inc.*	(2,076)	(22,857)
		(282,682)
Software - (2.1%)
Ariba, Inc.*	(804)	(22,279)
Autodesk, Inc.*	(788)	(21,891)
Electronic Arts, Inc.*	(1,124)	(22,986)
Progress Software Corp.*	(1,292)	(22,674)
TIBCO Software, Inc.*	(1,016)	(22,748)
		(112,578)
Specialty Retail - (1.7%)
Abercrombie & Fitch Co., Class A	(360)	(22,161)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Anti-Beta Fund
September 30, 2011 (Unaudited)

	Number
	of Shares	Value
Guess?, Inc.	(796)	$(22,678)
Signet Jewelers Ltd.*	(676)	(22,849)
Tiffany & Co.	(356)	(21,652)
		(89,340)
Textiles, Apparel & Luxury Goods - (2.1%)
Coach, Inc.	(428)	(22,183)
Deckers Outdoor Corp.*	(240)	(22,382)
Iconix Brand Group, Inc.*	(1,392)	(21,994)
Under Armour, Inc., Class A*	(328)	(21,783)
Warnaco Group, Inc./The*	(480)	(22,123)
		(110,465)
Trading Companies & Distributors - (0.4%)
WESCO International, Inc.*	(652)	(21,875)

Wireless Telecommunication Services - (0.4%)
MetroPCS Communications, Inc.*	(2,556)	(22,263)

Total Securities Sold Short
(Proceeds Received $4,739,179)		(4,424,828)
Other assets less liabilities — 97.8%		5,133,251
Net Assets — 100.0%		$5,248,692
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At 09/30/11, the aggregate amount held in a segregated account was $2,485,988.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,069
Aggregate gross unrealized depreciation	(143,976)
Net unrealized depreciation	$(95,907)
Federal income tax cost of investments	$4,636,176

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
715,569	USD	10/3/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	$706,608
(794,441)	USD	10/3/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	(0.01)%	(768,237)
						$(61,629)

See accompanying notes to schedule of investments.

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

1.    Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended.  The Trust currently consists of seven series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Beta Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund.   FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”).

2.    Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation
The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index.  Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1—	Quoted prices in active markets for identical assets.
•	Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2011, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs
	Common Stocks	Swap Agreements	Others	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,210,553	$581,119	$-	$4,791,672
Liabilities:	(4,237,176)	(565,495)	-	(4,802,671)
Totals:	$(26,623)	$15,624	$-	$(10,999)

QuantShares U.S. Market Neutral Value Fund
Assets:	$4,371,923	$577,283	$-	$4,949,206
Liabilities:	(4,369,222)	(576,763)	-	(4,945,985)
Totals:	$2,701	$520	$-	$3,221

QuantShares U.S. Market Neutral Beta Fund
Assets:	$5,178,421	$585,712	$-	$5,764,133
Liabilities:	(5,296,541)	(513,715)	-	(5,810,256)
Totals:	$(118,120)	$71,997	$-	$(46,123)

QuantShares U.S. Market Neutral Size Fund
Assets:	$5,339,340	$702,915	$-	$6,042,255
Liabilities:	(5,334,175)	(726,901)	-	(6,061,076)
Totals:	$5,165	$(23,986)	$-	$(18,821)

QuantShares U.S. Market Neutral Quality Fund
Assets:	$4,393,112	$638,334	$-	$5,031,446
Liabilities:	(4,384,226)	(650,618)	-	(5,034,844)
Totals:	$8,886	$(12,284)	$-	$(3,398)

QuantShares U.S. Market Neutral Anti-Momentum Fund
Assets:	$4,448,886	$633,017	$-	$5,081,903
Liabilities:	(4,421,280)	(648,996)	-	(5,070,276)
Totals:	$27,606	$(15,979)	$-	$11,627

QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$4,540,269	$706,608	$-	$5,246,877
Liabilities:	(4,424,828)	(768,237)	-	(5,193,065)
Totals:	$115,441	$(61,629)	$-	$53,812

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

For the period ended September 30, 2011, there were no Level 3 investments in a Fund held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Level 1 and Level 2 for the period ending September 30, 2011.

Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures
The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps
The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

Repurchase Agreements
Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3.  Risks

Momentum Risk: For the U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have had above average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk: For the U.S. Market Neutral Value Fund, value factor investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Beta Risk: For the U.S. Market Neutral Beta Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

Size Risk: For the U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have below average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Quality Risk: For the U.S. Market Neutral Quality Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a Fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Anti-Momentum Risk: For the U.S. Market Neutral Anti-Momentum Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a Fund using an anti-momentum strategy may suffer.

Anti-Beta Risk: For the U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar neutral strategy to achieve market neutrality, the beta of a Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

FQF Trust
Notes to Quarterly Schedule of Investments
September 30, 2011 (Unaudited)

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its net asset value (‘‘NAV’’), there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
November 23, 2011

By:	/s/ Brent Arvidson
Brent Arvidson
Principal Financial Officer and Treasurer
November 23, 2011